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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:       811-09086

TD WATERHOUSE FAMILY OF FUNDS, INC.
(FORMERLY KNOWN AS WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.)
(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York      10005
(Address of principal executive offices)      (Zip code)

George O. Martinez, President, TD Waterhouse Family of Funds, Inc.
100 Summer Street, Suite 1500, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:       212-806-3500

Date of fiscal year end:       October 31, 2004

Date of reporting period:       October 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report October 31, 2004

TD Waterhouse
Family of Funds, Inc.

Money Market Portfolio

U.S. Government Portfolio

Municipal Portfolio

California Municipal
Money Market Portfolio

New York Municipal
Money Market Portfolio

TD WATERHOUSE FAMILY OF FUNDS, INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†
Director of CRT Properties, Inc.
Independent Financial Consultant

Richard W. Dalrymple
Chief Operating Officer of
American Red Cross
(Nassau County Chapter)

EXECUTIVE OFFICERS
George O. Martinez*
President and
Chief Executive Officer

*Affiliated Person of the Distributor
†Interested Director

Lawrence J. Toal
Retired Chairman, President
and CEO of Dime Savings Bank
and Former President and CEO
of Dime Bancorp, Inc.

Peter B. M. Eby
Corporate Director

Christopher Salfi
Treasurer and
Chief Financial Officer

TD WATERHOUSE ASSET MANAGEMENT, INC.
Board of Directors and Executive Officers

DIRECTORS
Timothy P. Pinnington
Chairman, Chief Executive
Officer, President and
Chief Operating Officer

SENIOR OFFICERS
David A. Hartman
Senior Vice President and
Chief Investment Officer

Michele R. Teichner
Chief Compliance Officer
and Senior Vice President
Compliance, Administration
and Operations

Richard H. Neiman
Executive Vice President,
General Counsel and Secretary

Edwin R. Corneiro
Executive Vice President,
Chief Financial Officer
and Treasurer

2

TD WATERHOUSE FAMILY OF FUNDS, INC.
Service Providers

Investment Manager
TD Waterhouse
Asset Management, Inc.
100 Wall Street
New York, NY 10005

Independent Registered
Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Distributor
Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110

Transfer Agent
National Investor Services Corp.
55 Water Street
New York, NY 10041

Administrator &
Shareholder Servicing
TD Waterhouse Investor
Services, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Independent Directors
Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

3

TD WATERHOUSE FAMILY OF FUNDS, INC.

A Temporary Safe Haven

Dear Shareholder:

It appears that the Federal Reserve Open Market Committee (Federal Reserve), with its low interest rate policy, has managed to breathe new life into the economy and turn away the threat of deflation. As a result, the central bank has changed course and begun raising interest rates.

The Federal Reserve has indicated, however, that it plans to take a gradual approach in tightening monetary policy. Although the economy shows signs of robust growth, inflation remains tame. Therefore, it has retained the leeway to increase rates at a measured pace so as not to derail the economic expansion.

Still, uncertainty about the impact rising interest rates may have on economic activity has unsettled bond and equity markets. Money market funds can be considered a safe haven in periods of rising rates, providing protection of principal and offering higher yields as rates increase.

The current situation in Iraq and the surge in oil prices have further contributed to the uncertainty in the market. As we’ve noted before, uncertainty sparked by unexpected economic, financial or geopolitical events will eventually pass. In the meantime, we believe it’s important that investors generally remain well-positioned for the market’s bounce back. TD Waterhouse money market funds may be well-suited for the cash component in your portfolio.

On behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to helping you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.

Timothy Pinnington
President and Chief Executive Officer
TD Waterhouse USA
December 10, 2004

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

4

TD WATERHOUSE FAMILY OF FUNDS, INC.

Commentary

Market Review

After a somewhat lackluster showing in the second quarter of 2004, as record gasoline prices held back consumer spending, the U.S. economy appears to be picking up in the second half of the year. As a result, the Federal Reserve Open Market Committee (Federal Reserve) has shifted its monetary policy and begun to raise interest rates in an effort to keep a lid on inflation.

Despite some mixed data in the first half of the year that clouded the economic outlook, the Federal Reserve indicated that it believed the underlying economic fundamentals, including interest rates, which remained low, and solid productivity gains, remained strong enough to carry the economy through what it viewed as a temporary slow spell. Moreover, the increase in oil prices was expected to be temporary and that once energy costs retreated, consumer confidence and business optimism would improve.

So, after a year of holding interest rates at a 45-year low to energize the economy and ward off deflation, the Federal Reserve raised interest rates in June – for the first time in four years – by 0.25%. It followed that hike with similar ones in August, September and November, pushing the target federal funds rate up to 2.00%.

The Federal Reserve noted at its November policy-setting meeting that “output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved.” Moreover, it held to its view that “inflation and longer-term inflation expectations remain well contained.” It therefore restated its intention to continue tightening monetary policy at a measured pace, gradually lifting the federal funds rate to a more neutral level over the coming quarters.

The increase in October’s Consumer Price Index provided support to the Federal Reserve’s view that the economy may be on better footing than many appreciate. Rising inflation figures suggest that economic slack may be diminishing. This is particularly so in light of the fact that core inflation – which excludes volatile energy and food prices – increased by a more-than-expected 0.2% in October, and rose 2.0% over the past year. So far in 2004, core inflation is running at 2.4%, compared with 1.3% in the first 10 months of 2003.

Other recent reports were mixed but also provide evidence that the economy is on a growth path in 2004. Although short of estimates, second-quarter Gross Domestic Product grew at a respectable annualized rate of 3.3%. Similarly, the third quarter expanded at a less-than-expected but solid 3.7%, as consumers returned to the stores.

Manufacturing activity continues to grow, even though the Institute of Supply Management Index reading edged down to 56.8 in October, reflecting some caution among businesses assessing the potential impact of higher oil prices. Still, the index has remained above the 50 level – signaling expansion – since June 2003.

5

On the labor front, the economy created 337,000 jobs in October, almost twice expectations for 175,000. Even more encouraging, numbers for the two previous months were revised up, adding 113,000 more positions. The broad-based strength in October’s job growth suggests that conditions in the labor market are firming. The unemployment rate, which edged up to 5.5% from 5.4%, is sending a similar message, as the rise is primarily due to a big increase in the size of the labor force – a sign that workers are becoming more optimistic about finding a job.

The prospect of rising interest rates played havoc with financial markets over the 12-month reporting period. Bonds experienced sharp swings in yields, driving bond prices up and down from one week to the next. Bonds rebounded towards the end of the period, as reports showing moderate economic growth and subdued inflation raised speculation that the Federal Reserve may not need to increase interest rates as quickly as investors had anticipated.

Like bonds, equities were volatile over the period, rising and falling in value as investors watched economic data in an effort to determine how soon the Federal Reserve would need to increase interest rates. Corporate earnings growth was better than expected and forecasts call for further profit growth this year. But investors question whether companies will be able to continue to deliver as rates and energy prices move higher.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-943-4448.

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Waterhouse Asset Management, Inc.
December 10, 2004

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

6

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securites is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30, 2004 is available, without charge, online at tdwaterhouse.com/products/ accounts_investments/types_invest.html. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at tdwaterhouse.com/products/accounts_investments/ types_invest.html; on the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

7

TD WATERHOUSE FAMILY OF FUNDS, INC.	PORTFOLIO SUMMARIES AS OF 10/31/04
	Money Market			U.S. Goverment			Municipal			California Municipal Money Market			New York Municipal Money Market
	Invests in high-quality money market securities.			Invests in securities that are issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.***			Invests primarily in high quality municipal securities that pay interest exempt from Federal Income taxes.****			Invests primarily in high quality municipal securities that pay interest exempt from Federal and CA State Income taxes.****			Invests primarily in high quality municipal securities that pay interest exempt from Federal, NY State and NYC Income taxes.****
Seven-Day Yield*	1.13%			1.08%			0.87%			1.01%			0.96%
Seven-Day Effective Yield*	1.13%			1.09%			0.88%*****			1.01%*****			0.97%*****
Maturity Composition**	Average Maturity: 56 days			Average Maturity: 65 days			Average Maturity: 64 days			Average Maturity: 43 days			Average Maturity: 66 days
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.		1-30 days 61.6%			1-30 days 43.8%			1-30 days 66.2%			1-30 days 82.1%			1-30 days 71.0%
		31-60 days 13.0%			31-60 days 19.3%			31-60 days 7.1%			31-60 days 2.0%			31-60 days 1.7%
		61-90 days 9.8%			61-90 days 15.4%			61-90 days 1.0%			61-90 days 0.0%			61-90 days 0.0%
		Over 90 days 15.6%			Over 90 days 21.5%			Over 90 days 25.7%			Over 90 days 15.9%			Over 90 days 27.3%

Portfolio Composition**	By Security Type			By Security Type			By Security Type			By Security Type			By Security Type
All figures are shown as a percentage of the Portfolio's investments. All of the Portfolio's securities are in the top tier of credit quality.
	A.	46.5%	Corporate	A.	40.1%	Repurchase	A.	62.0%	7-Day Demand	A.	72.1%	7-Day Demand	A.	63.3%	7-Day Demand
			Obligations			Agreements			Notes			Notes			Notes
	B.	36.5%	Bank	B.	33.6%	Agency	B.	14.9%	Tax-Exempt	B.	18.7%	Put-Bonds	B.	20.4%	Put-Bonds
			Obligations			Obligations			Notes	C.	3.8%	Tax-Exempt	C.	12.6%	Daily Demand
	C.	7.2%	Taxable	C.	26.3%	U.S.	C.	10.6%	Put-Bonds			Notes			Notes
			Municipal			Government	D.	5.4%	Daily Demand	D.	3.2%	Daily Demand	D.	3.7%	Municipal Bonds
			Obligations			Obligations			Notes			Notes
	D.	5.5%	U.S.				E.	4.9%	Municipal Bonds	E.	2.2%	Municipal Bonds
			Government				F.	2.2%	Tax-Exempt
			/Agency						Commercial
			Obligations						Paper
	E.	4.3%	Repurchase
			Agreements

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Portfolio's seven-day yield would have been: Money Market: 1.04%; U.S. Government: 0.98%; Municipal: 0.75%; California Municipal Money Market: 0.77%; New York Municipal Money Market: 0.69%. The seven-day effective yield would have been: Money Maket: 1.04%; U.S. Government: 0.99%; Municipal: 0.76%; California Municipal Money Market: 0.77%; New York Municipal Money Market: 0.70%.	**	Maturity and Portfolio compositions are subject to change.
		***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.
		****	Income may be subject to federal alternative income tax.
		*****	Tax-equivalent yield for the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios is 1.35%, 1.81% and 1.69%, respectively. This is assuming a 2004 minumum tax rate of 35% Federal for the Municipal Portfolio, 44.3% Federal and state for the California Municipal Money Market Portfolio, and 46.35% Federal and state for the New York Municipal Money Market Portfolio.

8	9

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Portfolio, you incur transaction costs and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2004 through October 31, 2004).

The table on the following page illustrates your Portfolio’s costs in two ways.

•
Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

•
Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

10

				Expenses
			Annualized	Paid
	Beginning	Ending	Expense	During
	Account	Account	Ratios	Period*
	Value	Value	5/1/2004 to	5/1/2004 to
	5/1/2004	10/31/2004	10/31/2004	10/31/2004

Money Market Portfolio

Actual	$1,000.00	$1,003.40	0.82%	$4.13
Hypothetical (5% Return
before expenses)	1,000.00	1,021.01	0.82	4.17

U.S. Government Portfolio

Actual	1,000.00	1,003.00	0.82	4.13
Hypothetical (5% Return
before expenses)	1,000.00	1,021.01	0.82	4.17

Municipal Portfolio

Actual	1,000.00	1,002.40	0.81	4.08
Hypothetical (5% Return
before expenses)	1,000.00	1,021.06	0.81	4.12

California Municipal Money Market Portfolio

Actual	1,000.00	1,002.90	0.70	3.52
Hypothetical (5% Return
before expenses)	1,000.00	1,021.62	0.70	3.56

New York Municipal Money Market Portfolio

Actual	1,000.00	1,002.70	0.70	3.52
Hypothetical (5% Return
before expenses)	1,000.00	1,021.62	0.70	3.56

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

11

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12

TABLE OF CONTENTS

Statements of Assets and Liabilities	14

Statements of Operations	16

Statements of Changes in Net Assets	18

Financial Highlights	22

Notes to Financial Statements	32

Money Market Portfolio
Schedule of Investments	37

U.S. Government Portfolio
Schedule of Investments	45

Municipal Portfolio
Schedule of Investments	47

California Municipal Money Market Portfolio
Schedule of Investments	59

New York Municipal Money Market Portfolio
Schedule of Investments	63

Notes to Schedules of Investments	66

Report of Independent Registered Public Accounting Firm	69

Directors and Officers Information	70

13

Statements of Assets and Liabilities
October 31, 2004

				California	New York
	Money	U.S.		Municipal	Municipal
	Market	Government	Municipal	Money Market	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (including repurchase
agreements of $272,569,000, $627,289,000, $0, $0,
and $0, respectively) (Note 2)	$6,267,186,727	$1,564,511,699	$751,643,265	$260,961,108	$139,089,390
Cash	251,785	—	—	—	958,008
Receivable for capital shares sold	66,745,847	16,688,678	7,278,109	3,078,090	1,031,335
Interest receivable	8,811,660	698,026	2,562,068	761,816	441,711
Prepaid expenses	41,727	39,455	696	3,933	2,681

TOTAL ASSETS	6,343,037,746	1,581,937,858	761,484,138	264,804,947	141,523,125

LIABILITIES
Payable for capital shares redeemed	85,174,426	20,383,376	9,120,892	4,699,463	1,094,777
Payable to Investment Manager and its affiliates (Note 3)	4,139,947	1,015,244	494,684	141,758	67,279
Accrued expenses	657,888	79,303	72,447	26,693	31,065
Dividends payable to shareholders	612,160	146,835	54,260	22,863	10,876
Payable for securities purchased	—	75,499,556	—	—	—
Payable to custodian	—	8,834	11,257,358	602,437	—

TOTAL LIABILITIES	90,584,421	97,133,148	20,999,641	5,493,214	1,203,997

NET ASSETS	$6,252,453,325	$1,484,804,710	$740,484,497	$259,311,733	$140,319,128

Net assets consist of:
Paid-in-capital	$6,251,858,554	$1,484,791,973	$740,496,724	$259,292,829	$140,319,167
Distributions in excess of netinvestment income	(431)	—	—	—	(39)
Accumulated net realized gains (losses) from
security transactions	595,202	12,737	(12,227)	18,904	—

Net assets, at value	$6,252,453,325	$1,484,804,710	$740,484,497	$259,311,733	$140,319,128

Shares outstanding ($.0001 par value common stock,
50 billion, 20 billion, 10 billion, 10 billion and
10 billion shares authorized, respectively)	6,251,858,554	1,484,791,973	740,496,724	259,292,829	140,336,158

Net asset value, redemption price and offering price
per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

Please see accompanying notes to financial statements.

14	15

Statements of Operations
For the Year Ended October 31, 2004

				California	New York
	Money	U.S.		Municipal	Municipal
	Market	Government	Municipal	Money Market	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Interest income	$99,280,812	$19,800,414	$9,066,027	$3,007,722	$1,599,231

EXPENSES
Investment management fees (Note 3)	25,231,464	5,412,077	2,657,222	908,212	495,854
Shareholder servicing fees (Note 3)	18,887,363	3,905,916	1,898,023	648,726	354,183
Transfer agent fees (Note 3)	15,109,967	3,124,748	1,518,426	518,983	283,347
Administration fees (Note 3)	7,554,846	1,562,346	759,199	259,487	141,671
Shareholder reports and mailing	1,156,004	97,773	35,103	10,944	11,671
Directors' fees (Note 4)	8,957	8,462	8,591	7,967	8,363
Custody fees	507,634	121,047	51,939	22,578	15,766
Registration fees	162,975	84,769	82,402	23,789	18,635
Professional fees	155,671	37,382	22,659	20,411	30,135
Other expenses	159,088	32,705	18,049	12,009	11,544

TOTAL EXPENSES	68,933,969	14,387,225	7,051,613	2,433,106	1,371,169

Fees waived by the Investment Manager
and its affiliates (Note 3)	(6,982,810)	(1,575,797)	(901,075)	(615,845)	(379,064)
Reduction in custody fees due to earnings credits (Note 2)	(534)	(79)	(720)	(710)	(397)

NET EXPENSES	61,950,625	12,811,349	6,149,818	1,816,551	991,708

NET INVESTMENT INCOME	37,330,187	6,989,065	2,916,209	1,191,171	607,523

NET REALIZED GAINS (LOSSES) FROM
SECURITY TRANSACTIONS	564,736	56	(7,201)	19,218	—

NET INCREASE IN NET ASSETS FROM OPERATIONS	$37,894,923	$6,989,121	$2,909,008	$1,210,389	$607,523

Please see accompanying notes to financial statements.

16	17

Statements of Changes in Net Assets

	Money Market Portfolio		U.S. Government Portfolio		Municipal Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2004	October 31, 2003	October 31, 2004	October 31, 2003	October 31, 2004	October 31, 2003

OPERATIONS:
Net investment income	$37,330,187	$54,959,762	$6,989,065	$7,064,099	$2,916,209	$3,424,932
Net realized gains (losses)
from security transactions	564,736	32,827	56	12,444	(7,201)	(3,231)

Net increase in net assets
from operations	37,894,923	54,992,589	6,989,121	7,076,543	2,909,008	3,421,701

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income	(37,330,618)	(54,959,762)	(6,989,065)	(7,064,099)	(2,916,209)	(3,424,932)
From net realized gains on
security transactions	—	(877,636)	—	(35,023)	—	—

Total dividends and distributions
to shareholders	(37,330,618)	(55,837,398)	(6,989,065)	(7,099,122)	(2,916,209)	(3,424,932)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Proceeds from shares sold	20,223,111,761	26,438,089,020	4,887,658,833	4,188,832,347	2,479,672,834	1,932,732,517
Shares issued in reinvestment
of dividends	36,808,189	56,021,284	6,855,998	7,124,092	2,868,276	3,439,971
Payments for shares redeemed	(22,915,273,680)	(26,179,728,957)	(4,978,594,540)	(3,897,774,604)	(2,460,499,671)	(1,890,065,208)

Net increase (decrease) in net assets
from capital share transactions	(2,655,353,730)	314,381,347	(84,079,709)	298,181,835	22,041,439	46,107,280

TOTAL INCREASE (DECREASE)
IN NET ASSETS	(2,654,789,425)	313,536,538	(84,079,653)	298,159,256	22,034,238	46,104,049

NET ASSETS:
Beginning of year	8,907,242,750	8,593,706,212	1,568,884,363	1,270,725,107	718,450,259	672,346,210

End of year	$6,252,453,325	$8,907,242,750	$1,484,804,710	$1,568,884,363	$740,484,497	$718,450,259

Distributions in excess of net
investment income	$(431)	$—	$—	$—	$—	$—

Please see accompanying notes to financial statements.

18	19

Statements of Changes in Net Assets

	California Municipal		New York Municipal
	Money Market Portfolio		Money Market Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2004	October 31, 2003	October 31, 2004	October 31, 2003

OPERATIONS:
Net investment income	$1,191,171	$1,151,046	$607,523	$703,033
Net realized gainsfrom security transactions	19,218	100	—	151

Net increase in net assets from operations	1,210,389	1,151,146	607,523	703,184

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,191,171)	(1,151,046)	(607,562)	(703,033)
From net realized gain on security transactions	—	—	—	(16,130)

Total dividends and distributions to shareholders	(1,191,171)	(1,151,046)	(607,562)	(719,163)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	719,855,566	674,934,771	375,076,943	351,518,444
Shares issued in reinvestment of dividends	1,170,865	1,155,825	598,056	722,649
Payments for shares redeemed	(717,698,686)	(676,464,473)	(385,679,444)	(351,171,106)

Net increase (decrease) in net assets from capital share transactions	3,327,745	(373,877)	(10,004,445)	1,069,987

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,346,963	(373,777)	(10,004,484)	1,054,008

NET ASSETS:
Beginning of year	255,964,770	256,338,547	150,323,612	149,269,604

End of year	$259,311,733	$255,964,770	$140,319,128	$150,323,612

Distributions in excess of net investment income	$—	$—	$(39)	$—

Please see accompanying notes to financial statements.

20	21

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Money Market Portfolio

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2004	2003	2002	2001	2000

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.005	0.006	0.015	0.044	0.056

Dividends from net investment income	(0.005)	(0.006)	(0.015)	(0.044)	(0.056)
Distributions from net realized
gains on security transactions	—	(0.000)*	—	—	—

Net asset value, end ofyear	$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of total expenses to average net assets	0.91%	0.90%	0.90%	0.92%	0.92%
Ratio of net expenses to average net assets	0.82%	0.77%	0.77%	0.75%	0.75%
Ratio of net investment income to average net assets	0.49%	0.64%	1.46%	4.29%	5.69%

SUPPLEMENTAL DATA
Total investment return(A)	0.52%	0.65%	1.48%	4.45%	5.74%

Net assets, end of year	$6,252,453,325	$8,907,242,750	$8,593,706,212	$7,837,492,302	$6,155,863,489

Average net assets	$7,550,940,664	$8,636,511,932	$8,190,289,039	$7,201,241,377	$5,519,126,965

*	Amount represents less than $0.001 per share.

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

22	23

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	U.S. Government Portfolio

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2004	2003	2002	2001	2000

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.004	0.006	0.014	0.042	0.054

Dividends from net investment income	(0.004)	(0.006)	(0.014)	(0.042)	(0.054)
Distributions from net realized
gains on security transactions	—	(0.000)*	—	—	—

Net asset value, end ofyear	$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio oftotal expenses to average net assets	0.92%	0.92%	0.93%	0.94%	0.94%
Ratio of net expenses to average net assets	0.82%	0.78%	0.77%	0.75%	0.75%
Ratio of net investment income to average net assets	0.45%	0.55%	1.36%	4.13%	5.41%

SUPPLEMENTAL DATA
Total investment return (A)	0.45%	0.56%	1.37%	4.31%	5.56%

Net assets, end of year	$1,484,804,710	$1,568,884,363	$1,270,725,107	$1,181,666,805	$891,799,338

Average net assets	$1,561,665,079	$1,292,118,256	$1,210,024,354	$1,020,855,050	$901,031,857

*	Amount represents less than $0.001 per share.

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

24	25

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Municipal Portfolio

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2004	2003	2002	2001	2000

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.004	0.005	0.010	0.027	0.034

Dividends from net investment income	(0.004)	(0.005)	(0.010)	(0.027)	(0.034)

Net asset value, end ofyear	$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio oftotal expenses to average net assets	0.93%	0.92%	0.94%	0.94%	0.95%
Ratio of net expenses to average net assets	0.81%	0.76%	0.76%	0.74%	0.74%
Ratio of net investment income to average net assets	0.38%	0.48%	0.98%	2.67%	3.40%

SUPPLEMENTAL DATA
Total investment return(A)	0.39%	0.48%	0.98%	2.74%	3.45%

Net assets, end of year	$740,484,497	$718,450,259	$672,346,210	$648,756,171	$523,567,900

Average net assets	$758,867,575	$716,364,898	$659,741,138	$608,775,666	$505,599,538

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

26	27

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	California Municipal
	Money Market Portfolio

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2004	2003	2002	2001	2000*

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.005	0.004	0.009	0.024	0.005

Dividends from net investment income	(0.005)	(0.004)	(0.009)	(0.024)	(0.005)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of total expenses to average net assets	0.94%	0.94%	0.94%	0.94%	1.15%	(B)
Ratio of net expenses to average net assets	0.70%	0.65%	0.65%	0.65%	0.65%	(B)
Ratio of net investment income to average net assets	0.46%	0.45%	0.87%	2.34%	2.95%	(B)

SUPPLEMENTAL DATA
Total investment return (A)	0.46%	0.45%	0.87%	2.38%	2.96%	(B)

Net assets, end of period	$259,311,733	$255,964,770	$256,338,547	$231,483,361	$214,545,918

Average net assets	$259,374,649	$256,329,078	$242,095,438	$228,193,975	$224,605,169

*	Portfolio commenced operations on September 1, 2000.

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

(B)	Annualized.

Please see accompanying notes to financial statements.

28	29

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

		New York Municipal
		Money Market Portfolio

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2004	2003	2002	2001	2000*

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.004	0.004	0.009	0.025	0.006

Dividends from net investment income	(0.004)	(0.004)	(0.009)	(0.025)	(0.006)
Distributions from net realized
gains on security transactions	—	(0.000)**	—	—	—

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

RATIOS
Ratio of total expenses to average net assets	0.97%	0.96%	0.97%	0.95%	1.22%	(B)
Ratio of net expenses to average net assets	0.70%	0.65%	0.65%	0.65%	0.65%	(B)
Ratio of net investment income to average net assets	0.43%	0.45%	0.87%	2.44%	3.53%	(B)

SUPPLEMENTAL DATA
Total investment return (A)	0.43%	0.46%	0.87%	2.53%	3.54%	(B)

Net assets, end of period	$140,319,128	$150,323,612	$149,269,604	$132,893,862	$100,705,806

Average net assets	$141,606,419	$156,579,143	$144,026,670	$119,680,318	$101,951,165

*	Portfolio commenced operations on September 1, 2000.

**	Amount represents less than $0.001 per share.

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

(B)	Annualized.

Please see accompanying notes to financial statements.

30	31

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – October 31, 2004

Note 1 — Organization

TD Waterhouse Family of Funds, Inc. (the “Fund”) was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market portfolios (each a “Portfolio” and collectively the “Portfolios”

). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market and New York Municipal Money Market Portfolios (“California Portfolio” and “New York Portfolio,” respectively), which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California and New York Portfolios is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California and New York Portfolios offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates— The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting priniciples, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value— It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation— Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a

32

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – October 31, 2004

constant amortization to maturity of any discount or premium. At October 31, 2004, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements— Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the Fund’s “Investment Manager”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income— Interest income, including amortization of discounts and premiums on securities is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders— Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Expenses— Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

33

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – October 31, 2004

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.34 of 1% of the next $1 billion, and 0.33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the year ended October 31, 2004, the Investment Manager voluntarily waived $2,638,372, $608,946, $350,418, $239,478 and $147,397 of its investment management fee for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. For such administrative services, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.10 of 1% of each Portfolio’s average daily net assets. For the year ended October 31, 2004, TD Waterhouse voluntarily waived $789,899, $175,791 $100,120, $68,444 and $42,135 of its administrative fee for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. For the year ended October 31, 2004, TD Waterhouse voluntarily waived $1,974,744, $439,478, $250,298, $171,035 and $105,262 of its shareholder servicing fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.20 of 1% of average daily net assets. For the year ended October 31, 2004, the Transfer Agent voluntarily waived $1,579,795, $351,582, $200,239, $136,888 and $84,270 of its transfer agency and dividend disbursing agency fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

34

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – October 31, 2004

Note 4 —Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the “Fund Complex” (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc.), receives, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly,

2.	a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and

3.	an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and

4.	a meeting fee of $3,000 for each meeting attended.

Directors' fees are allocated among the companies and the respective portfolios.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, the

35

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements – October 31, 2004

following Portfolio had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,

	2010	2011	2012	Total

Municipal Portfolio	$1,634	$3,231	$7,201	$12,066

During the year ended October 31, 2004, the California Municipal Money Market Portfolio utilized capital loss carryforwards of $314 to offset realized capital gains.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2004 and October 31, 2003 were all ordinary income with respect to the Money Market and U.S. Government Portfolios and all tax-exempt income with respect to the Municipal, California and New York Portfolios.

As of October 31, 2004, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Capital	Other
	Tax-Exempt	Ordinary	Long-Term	Loss	Temporary
	Income	Income	Capital Gain	Carryforwards	Differences

Money Market Portfolio	$—	$642,195	$564,736	$—	$(612,160)

U.S. Government Portfolio	—	159,573	—	—	(146,836)

Municipal Portfolio	54,099	—	—	(12,066)	(54,260)

California Portfolio	22,863	—	18,904	—	(22,863)

New York Portfolio	10,837	—	—	—	(10,876)

Note 7 — Federal Tax Information (Unaudited)

In accordance with Federal tax requirements, the Municipal, California and New York Portfolios designated substantially all the dividends paid from net investment income during the fiscal year ended October 31, 2004 as “exempt-interest dividends.” As required by Federal regulations, shareholders will receive notification of their portion of the Portfolio's taxable ordinary dividends and capital gains distributions paid (if any) for the 2004 calendar year in early 2005.

36

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—13.2%
$2,943,519	Americredit Automobile Receivables, Ser. 2004 BM Cl.
	A-1, 1.31%, due 4/6/05 (GTY: MBIA)	1.31	$2,943,519
12,335,071	Americredit Automobile Receivables, Ser. 2004 CA Cl.
	A-1, 1.77%, due 9/6/05 (GTY: AMBAC)	1.77	12,335,071
65,000,000	Aquinas Funding LLC, due 3/10/05 (Credit: MBIA
	& Rabobank Nederland) (Note E)	2.02	64,536,317
50,000,000	Belford U.S. Capital Co., LLC, due 12/6/04 (Notes A, E)	1.85	49,999,517
48,000,000	Belford U.S. Capital Co., LLC, due 1/13/05 (Notes A, E)	1.86	48,000,000
100,000,000	Belford U.S. Capital Co., LLC, due 1/21/05 (Notes A, E)	1.92	99,997,744
50,000,000	CORSAIR Trust I-1010, 1.81%, 11/22/04 (Credit:
	General Electric Capital Corp.; JPMorgan Chase Bank)
	(Notes A, B, E)	1.81	50,000,000
150,000,000	CORSAIR Trust I-1012, 2.06%, due 1/5/05
	(Credit: JPMorgan Chase Bank; AIG) (Notes A, B, E)	1.14	150,000,000
100,000,000	LEAFs, LLC, 1.92%, due 11/22/04 (Credit: AIG)
	(Notes A, E)	1.92	100,000,000
72,000,000	Metropolitan Life Global Funding I, 2.00%,
	due 11/29/04 (Notes A, E)	2.00	72,000,000
140,000,000	RACERS Trust, Ser. 2004-6-MM, 1.91%, due 11/22/04
	(GTY: Lehman Bros. Holdings, Inc.) (Notes A, E)	1.91	140,000,000
35,837,802	UPFC Auto Receivables Trust, Ser. 2004-A, Cl. A-1,
	1.94%, due 9/15/05 (GTY: AMBAC)	1.13	35,837,802

			825,649,970

	BROKER/DEALER OBLIGATIONS—14.5%
195,000,000	Goldman Sachs Group, Inc., 1.86%, due 11/15/04
	(Notes A, E)	1.86	195,000,000
50,000,000	Goldman Sachs Group, Inc., 2.03%, due 12/15/04
	(Notes A, E)	2.03	50,000,000
335,000,000	Merrill Lynch & Co., Inc., 2.01%, due 11/11/04
	(Note A)	2.01	335,000,000
35,000,000	Morgan Stanley, 1.84%, due 11/4/04 (Note A)	1.84	35,000,000
43,800,000	Morgan Stanley, 1.99%, due 11/15/04 (Note A)	1.99	43,800,000
250,000,000	Morgan Stanley, 1.87%, due 11/15/04 (Note A)	1.87	250,000,000

			908,800,000

	EXTENDIBLE COMMERCIAL NOTES—4.3%
15,000,000	ASAP Funding Inc., 1.81%, due 11/5/04
	(Credit: Bank of America Corp.; Citigroup, Inc.)
	(Notes A, F)	1.81	14,996,983

37

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$101,000,000	ASAP Funding Inc., 1.87%, due 11/16/04
	(Credit: Bank of America Corp.; Citigroup, Inc.)
	(Notes A, F)	1.87	$100,921,304
60,000,000	ASAP Funding Inc., 1.86%, due 11/18/04
	(Credit: Bank of America Corp.; Citigroup, Inc.)
	(Notes A, F)	1.86	59,947,300
95,000,000	Newcastle Certificate Program, 1.95%, due 12/8/04
	(Notes A, F)	1.94	94,810,580

			270,676,167

	FINANCE & INSURANCE OBLIGATIONS—7.8%
200,000,000	American Express Credit Corp., 1.89%, due 11/5/04
	(Note A)	1.14	200,000,000
75,500,000	Associates Corp. of N.A., 2.05%, due 12/29/04
	(GTY: Citigroup, Inc.) (Note A)	2.05	75,500,000
4,400,000	Kokomo Grain Co., Inc. Ser. 2002-A, 2.04%,
	due 11/5/04 (Notes A, B, E)	2.04	4,400,000
86,000,000	Meridian Funding Co., LLC, Extendible MTN, 2.06%,
	due 11/3/04 (GTY: MBIA) (Note A)	2.06	86,000,000
100,000,000	Sigma Finance Inc., 1.23%, due 12/3/04	1.08	100,000,000
22,000,000	Sigma Finance Inc., 1.50%, due 5/20/05	2.18	21,918,051

			487,818,051

	FUNDING AGREEMENT—4.4%
275,000,000	Metropolitan Life Insurance Co., 2.19%, due 1/3/05
	(Notes A, B)	2.19	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—1.0%
6,350,353	Amtrak Trust 93-A, Ser. A, 1.95% (GTY: General
	Electric Co.) (Note C)	1.95	6,350,353
20,931,864	Amtrak Trust 93-B, Ser. A, 1.95% (GTY: General
	Electric Co.) (Note C)	1.95	20,931,864
17,104,223	Amtrak Trust 93-B, Ser. B, 1.95% (GTY: General
	Electric Co.) (Note C)	1.95	17,104,223
7,000,000	CFM International, Inc., Ser 1999A, 1.95%
	(GTY: General Electric Co.) (Note C)	1.92	7,000,000
10,000,000	Frontenac Properties, Inc., 1.87% (GTY: Sisters of
	Mercy Health Systems, Inc.) (Note C)	1.87	10,000,000

			61,386,440

	LOAN PARTICIPATIONS—1.4%
20,000,000	Army and Air Force Exchange Service, 1.79%,
	due 12/15/04 (Note B)	1.17	20,000,000

38

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$56,200,000	Cos-Mar Company, 1.95%, due 11/26/04
	(GTY: General Electric Co.) (Notes A, B)	1.12	$56,200,000
10,000,000	Wellesley College, 1.75%, due 11/2/04 (Note B)	1.12	10,000,000

			86,200,000

	TOTAL CORPORATE OBLIGATIONS—46.6%		2,915,530,628

	BANK OBLIGATIONS

	BANK NOTES—13.7%
85,000,000	Bank of New York Co., Inc., 1.97%, due 11/29/04
	(Note A)	1.97	85,000,000
240,000,000	Bayerische Landesbank NY, 1.92%, due 11/24/04
	(Note A)	1.92	240,000,000
125,000,000	Irish Life & Permanent PLC, 1.91%, due 11/22/04
	(Note A)	1.90	124,979,231
25,000,000	Royal Bank of Canada, 1.84%, due 11/10/04 (Note A)	1.84	25,000,000
60,000,000	Wells Fargo & Co., 1.86%, due 11/2/04 (Note A)	1.84	60,000,000
85,000,000	Wells Fargo & Co., 1.94%, due 11/15/04 (Note A)	1.94	85,000,000
165,000,000	Wells Fargo & Co., 1.84%, due 11/15/04 (Note A)	1.84	165,000,000
70,000,000	Westpac Banking Corp. NY, 1.85%, due 12/13/04
	(Note A)	1.10	70,000,000

			854,979,231

	DOMESTIC BANK SUPPORTED OBLIGATIONS—6.0%
2,835,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 1.96%
	(LOC: Fifth Third Bank) (Note C)	1.93	2,835,000
4,330,000	Anacortes Class Assets LLC, Ser. 2003A, 1.97%
	(LOC: Bank of America, N.A.) (Note C)	1.94	4,330,000
4,500,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 2.16%
	(LOC: Bank of New York) (Note C)	2.13	4,500,000
7,200,000	B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., Ltd. Adj.
	Rate Tax. Secs. Ser. 2002, 1.96%
	(LOC: Fifth Third Bank) (Note C)	1.93	7,200,000
7,215,000	Black Property Management, LLC, Adj. Rate Tax.
	Secs., Ser. 2002, 1.96%
	(LOC: Fifth Third Bank) (Note C)	1.93	7,215,000
9,055,000	Blue Hen Hotel LLC, (Univ. of DE Proj.) Ser. 2001,
	1.96% (Credit: PNC Bank, N.A.; Univ. of DE) (Note C)	1.93	9,055,000
18,090,000	Campus Crusade for Christ, Inc., Incremental Tax.,
	Ser. 1997, 1.98% (LOC: Wachovia Bank, N.A.) (Note C)	1.95	18,090,000
5,100,000	CEGW, Inc., Ser. 1999, 1.88% (LOC: PNC Bank, N.A.)
	(Note C)	1.86	5,100,000

39

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$400,000	Chatham Capital Corp. Tax., Ser. 2003, 1.91%
	(LOC: Fifth Third Bank) (Note C)	1.88	$400,000
5,320,000	Cincinnati Museum Center, Adj. Rate Tax. Secs.,
	Ser. 2002, 1.96% (LOC: Fifth Third Bank) (Note C)	1.93	5,320,000
11,170,000	Cooley, Inc. International Tax, Ser. 2000, 1.96%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.93	11,170,000
4,645,000	Corp. Fin. Managers, Inc., Intergrated Loan Program,
	Pooled Adj. Rate Tax., Ser. B, 1.90% (LOC: Wells
	Fargo Bank, N.A.) (Note C)	1.87	4,645,000
2,430,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for
	Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser.
	2003, 1.96% (LOC: Fifth Third Bank) (Note C)	1.93	2,430,000
6,935,000	DAPSCO, Inc., Tax., Ser. 2002, 1.96% (LOC: Fifth
	Third Bank) (Note C)	1.93	6,935,000
4,115,000	Dayton Freight Lines, Inc., Ser. 2001, 1.96%
	(LOC: Fifth Third Bank) (Note C)	1.93	4,115,000
22,275,000	Dominican Sisters, St. Mary’s of the Springs, Tax.,
	Ser. 2000, 1.96% (LOC: Fifth Third Bank) (Note C)	1.93	22,275,000
5,185,000	Dormont Manufacturing Co., Ser. 2000A, 1.85%
	(LOC: PNC Bank, N.A.) (Note C)	1.82	5,185,000
13,500,000	EPI Corp., Tax. Adj. Rate Notes, Ser. 1998, 1.85%
	(LOC: PNC Bank, N.A.) (Note C)	1.85	13,500,000
7,395,000	EXAL Corp., Ser. 2001, 1.96% (LOC: Fifth Third Bank)
	(Note C)	1.93	7,395,000
9,000,000	Fresh Advantage, Inc., Tax, Ser. A, 2.01%
	(LOC: Wachovia Bank, N.A.) (Note C)	2.01	9,000,000
1,505,000	General Secretariat of the OAS, Tax., Ser. A, 1.93%
	(LOC: Bank of America, N.A.) (Note C)	1.90	1,505,000
4,060,000	General Secretariat of the OAS, Tax., Ser. A, 1.91%
	(LOC: Bank of America, N.A.) (Note C)	1.88	4,060,000
4,725,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002,
	1.96% (LOC: Fifth Third Bank) (Note C)	1.93	4,725,000
3,090,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax.
	Secs., Ser. 2003, 1.96% (LOC: Fifth Third Bank) (Note C)	1.96	3,090,000
1,700,000	Gutwein & Co., Inc. and Gutwein Properties LLC Adj.
	Rate Tax. Secs., Ser. 2003, 1.96% (LOC: Fifth Third
	Bank) (Note C)	1.93	1,700,000
1,900,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs.,
	Ser. 2002, 1.96% (LOC: Fifth Third Bank) (Note C)	1.93	1,900,000
3,660,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 1.96%
	(LOC: Fifth Third Bank) (Note C)	1.93	3,660,000
3,020,000	Liter’s, Inc., Adj. Rate Tax. Secs., Ser. 2002,
	1.96%, (LOC: Fifth Third Bank) (Note C)	1.93	3,020,000
40,000,000	LP Pinewood SPV, LLC, Increment Tax., Ser. 2003,
	1.96% (LOC: Wachovia Bank, N.A.) (Note C)	1.96	40,000,000
10,000,000	Miss. Bus. Fin. Corp. Tax. IDB (Pottery Barn, Inc. Proj.)
	Ser. 2004, 1.96% (LOC: Bank of America, N.A.) (Note C)	1.93	10,000,000

40

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$12,090,000	Pitney Roads Partners, LLC Tax., Ser. 2003A, 1.91%
	(LOC: Fleet National Bank) (Note C)	1.91	$12,090,000
8,100,000	R.M.D Corp., Tax., Ser. 2001, 1.96% (LOC: Fifth Third
	Bank) (Note C)	1.93	8,100,000
3,270,000	Rockwall Dirt Co., Ltd., (Floating Rate Option Notes)
	Tax., 2.00% (LOC: Bank One, N.A.) (Note C)	1.97	3,270,000
6,600,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004,
	1.96% (LOC: Bank of America, N.A.) (Note C)	1.93	6,600,000
5,685,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs.,
	Ser. 2002, 1.96% (LOC: Fifth Third Bank) (Note C)	1.93	5,685,000
3,000,000	Skeletal Properties, LLC and Tri-State Orthopaedic
	Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003,	1.96%
	(LOC: Fifth Third Bank) (Note C)	1.93	3,000,000
3,870,000	Sound Class Assets, LLC, Ser. 2003A, 1.97%
	(LOC: Bank of America, N.A.) (Note C)	1.94	3,870,000
1,519,000	SouthCorr, LLC, Tax., Ser. 2001, 1.91%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.88	1,519,000
4,290,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 1.85%
	(LOC: PNC Bank, N.A.) (Note C)	1.82	4,290,000
11,200,000	Tacoma Goodwill Industries, Tax., Ser. 2003, 1.93%
	(LOC: Bank of America, N.A.) (Note C)	1.93	11,200,000
4,150,000	Team Rahal of Pittsburg, Inc., Tax., Ser. 2002, 2.00%
	(LOC: PNC Bank, N.A.) (Note C)	1.97	4,150,000
15,000,000	The Garlands of Barrington Lenders, Inc., Tax.,
	Ser. 2002A, 1.87% (LOC: Bank One, N.A.) (Note C)	1.84	15,000,000
17,600,000	The Garlands of Barrington Lenders, Inc., Tax.,
	Ser. 2002B, 1.87% (LOC: Bank One, N.A.) (Note C)	1.84	17,600,000
15,000,000	The Garlands of Barrington Lenders, Inc., Tax.,
	Ser. 2002C, 1.87% (LOC: Bank One, N.A.) (Note C)	1.84	15,000,000
5,805,000	The Scranton Times, LP, Ser. 1997, 1.95%
	(LOC: PNC Bank, N.A.) (Note C)	1.95	5,805,000
10,755,000	Triad Group, Inc., Ser. 1997, 1.98%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.95	10,755,000
15,220,000	Turfway Park, LLC, Tax., Ser. 2001, 1.96%
	(LOC: Fifth Third Bank) (Note C)	1.93	15,220,000
3,300,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002,
	1.96% (LOC: Fifth Third Bank) (Note C)	1.93	3,300,000
1,700,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs.,
	Ser. 2002, 1.96% (LOC: Fifth Third Bank) (Note C)	1.93	1,700,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax. Rev. Bonds,
	Ser. 2003, 1.87% (LOC: Bank One, N.A.) (Note C)	1.84	3,000,000
3,325,000	Yuengling Beer Co., Inc., Ser. 1999A, 1.85%
	(LOC: PNC Bank, N.A.) (Note C)	1.83	3,325,000

			378,834,000

41

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—6.8%
$257,000,000	Canadian Imperial Bank of Commerce, 1.92%,
	due 11/15/04 (Note A)	1.92	$257,000,000
40,000,000	Canadian Imperial Bank of Commerce, 1.99%,
	due 2/14/05	1.94	39,994,076
35,000,000	Fortis Bank, 2.27%, due 6/9/05	2.19	34,982,184
90,000,000	Svenska Handelsbanken AB, 1.25%, due 12/31/04	1.25	90,000,000

			421,976,260

	FOREIGN BANK SUPPORTED OBLIGATIONS—10.0%
70,000,000	Banco Bradesco S.A. Grand Cayman Branch,
	due 12/15/04 (LOC: Calyon N.Y.)	1.85	69,841,722
10,000,000	Banco Continental de Panama, S.A., Ser. A,
	due 2/10/05 (LOC: Calyon N.Y.)	1.95	9,945,292
75,000,000	Banco Cuscatlan, S.A., due 1/5/05 (LOC: ING Bank N.V.)	1.83	74,752,187
27,000,000	Brooksby Village, Inc., Ser. 2002, 2.00%
	(LOC: LaSalle Bank, N.A.) (Note C)	1.97	27,000,000
40,000,000	COFCO Capital Corp., due 11/18/04
	(LOC: Raboband Nederland)	1.85	39,965,055
6,925,000	Franklin Avenue Assoc. LP, Tax. Var. Rate Lease Rev.
	Bonds, Ser. 2001 (Waco, TX Federal Courthouse and
	Post Office Proj.) 1.95% (Credit: Landesbank
	Hessen-Thueringen GZ; AMBAC) (Note C)	1.92	6,925,000
235,000,000	HBOS Treasury Services PLC, 1.75%, due 11/22/04
	(GTY: Bank of Scotland) (Note A)	1.75	235,000,538
45,000,000	HBOS Treasury Services PLC, 1.83%, due 12/1/04
	(GTY: Bank of Scotland) (Note A)	1.83	45,000,000
66,500,000	HBOS Treasury Services PLC, 1.96%, due 12/24/04
	(GTY: Bank of Scotland) (Note A)	1.96	66,500,000
49,550,000	Redding Life Care, LLC, (Meadow Ridge Proj.) First
	Mtg., Tax., Ser. 1998B, 1.87% (LOC: BNP Paribas)
	(Note C)	1.84	49,550,000
4,545,000	St. Francis Place, CA (LP-St. Francis Place),
	MFH, Tax., Ser. 1998, 1.96% (LOC: Credit
	Suisse First Boston) (Notes C, E)	1.93	4,545,000

			629,024,794

	TOTAL BANK OBLIGATIONS—36.5%		2,284,814,285

	TAXABLE MUNICIPAL OBLIGATIONS
22,000,000	Blair Cty. IDA, Tax. (Altoona-Blaire County Dev. Corp.)
	Ser. 2001, 1.96% (LOC: PNC Bank, N.A.) (Note C)	1.93	22,000,000
7,000,000	Brooks Cty. Dev. Auth. Tax. IDB (Landboard, Inc. Proj.)
	Ser. 2003, 1.96% (LOC: Bank of America, N.A.) (Note C)	1.96	7,000,000

42

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$30,000,000	CA Pollution Control Fin. Auth. Environ. Improv.
	Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, 1.85%,
	due 11/3/04 (GTY: BP Amoco PLC)	1.85	$30,000,000
2,160,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev.
	Bonds, Ser. 2003B (High Country Container, Inc. Proj.),
	2.11%, (LOC: Bank One, N.A.) (Note C)	2.08	2,160,000
20,044,000	Connecticut HFA Housing Mtg. Fin. Prog.
	Bonds, Ser. F1, 1.87%, (Credit: Landesbank
	Hessen-Thueringen GZ; AMBAC) (Note C)	1.87	20,044,000
19,900,000	Ill. Dev. Auth. Revenue Bonds (American College of
	Surgeons Proj.), Tax., Ser. 1996, 1.95% (LOC: Northern
	Trust Company) (Note C)	1.92	19,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax.,
	Ser. 1997B, 1.84% (LOC: Bank One, N.A.) (Note C)	1.81	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax.,
	Ser. 1998B, 1.84% (Credit: MBIA; Bank of America, N.A.)
	(Note C)	1.81	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax.,
	Ser. 1998B-I, 1.84% (Credit: MBIA; Bank One, N.A.)
	(Note C)	1.84	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax.,
	Ser. 1998B-II, 1.84% (Credit: MBIA; Bank One, N.A.)
	(Note C)	1.84	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax.,
	Ser. 1999B-III, 1.84% (Credit: MBIA; Bank One, N.A.)
	(Note C)	1.81	15,200,000
6,960,000	IDB of the Parish of Caddo, Inc., Adj.
	Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP
	Proj.), 1.87% (LOC: Bank One, N.A.) (Note C)	1.84	6,960,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc.
	Proj.), Tax. IDRB, Ser. 1991, 5.00% (LOC: Fortis Bank)
	(Note C)	5.00	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev.
	Bonds, Ser. 2003A, 1.93% (Credit: FGIC; Bank of
	America, N.A.) (Note C)	1.93	18,500,000
18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.)
	Ser. 1998, 1.98% (LOC: Wachovia Bank, N.A.) (Note C)	1.95	18,200,000
3,500,000	Miss. Bus. Fin. Corp. Tax. IDRB (Koch Freezers LLC Proj.),
	Ser. 2004, 1.90% (LOC: Bank One, N.A.) (Note C)	1.87	3,500,000
8,340,000	New Hampshire Business Auth. (Foundation for
	Seacoast Health), Ser. 1998B, 1.95%
	(LOC: Bank of America, N.A.) (Note C)	1.92	8,340,000
25,160,000	NY City HDC Multi-Family Rental Housing Rev. Bonds
	(Chelsea Centro), Ser. 2002A, 1.88% (LOC: Bayerische
	Landesbank GZ) (Note C)	1.88	25,160,000
28,900,000	NY State HFA, Service Contract Rev. Bonds, Ser. 2003J,
	1.87% (LOC: Landesbank Hessen-Thueringen GZ)
	(Note C)	1.84	28,900,000

43

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$3,990,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond,
	Tax., Ser. 1999, 2.16% (LOC: Bank of New York) (Note C)	2.13	$3,990,000
50,000,000	State of Miss. Tax. GO Bonds (Nissan No. America,
	Inc. Proj.), Ser. 2003A, 1.84%, (LOC: Bank of America,
	N.A.) (Note C)	1.81	50,000,000
27,685,000	State of Texas (Veteran’s Land Refunding Bonds) Tax.
	GO, Ser. 2002, 1.87% (LIQ: Landesbank
	Hessen-Thueringen GZ) (Note C)	1.87	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax.
	Var. Rate Water Revenue Refunding Bonds, Ser. 2002C,
	2.04% (Credit: FSA; Dexia Credit Local) (Note C)	2.04	7,700,000
5,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj.
	RateRev. Bonds, Ser. 2004, 1.93%
	(LOC: Bank of America, N.A.) (Note C)	1.90	5,000,000
58,300,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2,
	due 11/4/04 (LOC: Landesbank Hessen-Thueringen GZ)	1.85	58,291,061

	TAXABLE MUNICIPAL OBLIGATIONS—7.2%		452,330,061

	U.S. GOVERNMENT AGENCY OBLIGATIONS
20,000,000	FNMA Mortgage-backed Discount Notes
	(Pool 760407), due 5/2/05	2.08	19,789,689
150,000,000	FNMA Notes, 1.55% due 5/04/05 (Note G)	1.55	150,000,000
75,000,000	FHLB Notes, 1.28% due 4/22/05 (Note G)	1.28	75,000,000
50,000,000	FHLB Notes, 1.58% due 5/20/05	1.58	50,000,000
46,750,000	Overseas Private Investment Corp. COP,
	Ser. 1995-221/308, 2.53%, due 6/15/05	2.53	47,153,064

	U.S. GOVERNMENT AGENCY OBLIGATIONS—5.5%		341,942,753

	REPURCHASE AGREEMENT—4.4%
272,569,000	Bank of America Securities, LLC
	• 1.86% dated 10/29/04, due 11/1/04 in
	the amount of $272,611,248
	• fully collaterized by U.S. Government obligation,
	coupon 5.00%, maturity 8/1/33, value $278,020,381	1.86	272,569,000

	TOTAL INVESTMENTS (Cost $6,267,186,727)—100.2%		6,267,186,727

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2)%		(14,733,402)

	NET ASSETS—100.0%		$6,252,453,325

Please see accompanying notes to financial statements.

44

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FEDERAL HOME LOAN BANK—5.1%
$50,000,000	Notes, 1.87%, due 11/26/04 (Note A)	1.87	$49,992,212
25,000,000	Notes, 1.28%, due 4/22/05 (Note G)	1.28	25,000,000

			74,992,212

	FANNIE MAE—29.7%
75,819,100	Mortgage-backed Discount Notes, due 11/1/04	1.65	75,819,100
42,681,000	Mortgage-backed Discount Notes, due 12/1/04	1.36	42,632,628
10,600,000	Mortgage-backed Discount Notes, due 12/1/04	1.73	10,584,718
36,062,051	Mortgage-backed Discount Notes, due 12/1/04	1.72	36,010,362
61,135,744	Mortgage-backed Discount Notes, due 1/3/05	1.91	60,931,398
44,650,000	Mortgage-backed Discount Notes, due 1/3/05	1.98	44,495,288
45,000,000	Mortgage-backed Discount Notes, due 1/3/05	1.93	44,848,013
42,800,000	Mortgage-backed Discount Notes, due 2/1/05	2.09	42,571,400
33,100,000	Mortgage-backed Discount Notes, due 2/1/05	2.10	32,928,156
50,000,000	Notes, 1.55%, due 5/4/05 (Note G)	1.55	50,000,000

			440,821,063

	FREDDIE MAC—0.7%
10,000,000	Notes, 2.35%, due 10/27/05 (Note G)	2.40	9,995,408

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—27.7%
50,000,000	Army and Air Force Exchange Service, 1.84%,
	due 11/5/04 (Note B)	1.84	50,000,000
50,000,000	Army and Air Force Exchange Service, 1.91%,
	due 11/22/04 (Note B)	1.91	50,000,000
80,000,000	Army and Air Force Exchange Service, 1.79%,
	due 12/15/04 (Notes A, B)	1.79	80,000,000
48,636,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed
	Discount Notes) due 12/18/04	1.86	48,512,870
78,046,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed
	Discount Notes) due 12/18/04	1.86	77,848,413
26,297,000	Clement Leasing Ltd. (EXIM Bank Guaranteed
	Discount Notes) due 12/18/04	1.86	26,230,425
27,520,000	Overseas Private Investment Corp. (OPIC)
	Ser. 1997-553-XXX, 1.57%, due 1/2/05 (Note A)	1.57	27,520,000
24,000,653	Overseas Private Investment Corp. (OPIC) COP,
	Ser. 1995-197, 1.92%, due 11/3/04 (Note A)	1.92	24,000,653
27,306,504	Totem Ocean Trailer Express, Inc., U.S. Gov’t. Gtd.
	Ship Financing Notes, Ser. 2002-2, 2.02%,
	due 11/18/04 (Note A)	2.02	27,301,655

			411,414,016

45

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL			ANNUALIZED
AMOUNT			YIELD (%)	VALUE

	REPURCHASE AGREEMENTS—42.2%
$287,289,000	Bank of America Securities LLC
	•	1.86% dated 10/29/04, due 11/1/04 in the amount
		of $287,333,530
	•	fully collateralized by U.S. Government securities,
		coupon 5.00%, maturity 8/1/33, value $293,034,781	1.86	$287,289,000
50,000,000	Citigroup Inc.
	•	1.75% dated 10/29/04, due 11/1/04 in the amount
		of $50,007,292
	•	fully collateralized by U.S. Government securities,
		coupon range 0.00% to 2.71%, maturity range
		1/30/07 to 12/11/25, value$51,293,109	1.75	50,000,000
290,000,000	Morgan Stanley
	•	1.85% dated 10/29/04, due 11/1/04 in the amount
		of $290,044,708
	•	fully collateralized by U.S. Government securities,
		coupon range 4.50% to 6.00%, maturity range
		2/1/18 to 11/1/33, value $295,800,000	1.85	290,000,000

				627,289,000

	TOTAL INVESTMENTS (Cost$1,564,511,699)—105.4%			1,564,511,699

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(5.4)%			(79,706,989)

	NET ASSETS—100.0%			$1,484,804,710

Please see accompanying notes to financial statements.

46

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.9%
$2,700,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco
	Chem. Co.) Ser. 2001, 1.79% (Note C)	1.79	$2,700,000
3,700,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.)
	Ser. 1998, 1.91% (LOC: Citibank, N.A.) (Note C)	1.91	3,700,000
2,270,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 2.06%
	(LOC: Wachovia Bank, N.A.) (Note C)	2.06	2,270,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.)
	1.84% (LOC: U.S. Bank) (Note C)	1.84	4,650,000
480,000	Troy Elec. Water & Sewer Rev. Bonds, 2.00%,
	due 6/1/05 (Insured: MBIA)	1.40	481,650

			13,801,650

	ARIZONA—0.3%
250,000	Phoenix Streets & Highways Rev. Bonds, 5.00%,
	due 7/1/05 (Insured: FGIC)	1.50	255,759
2,200,000	Pima County IDA Rev. Bonds (Tucson Elec. Co. Proj.)
	1.79% (LOC: Societe Generale) (Note C)	1.79	2,200,000

			2,455,759

	ARKANSAS—0.4%
3,090,000	DFA Rev. Bonds (Conestoga Wood Proj.) 1.91%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.91	3,090,000

	CALIFORNIA—2.9%
12,931,510	FHLMC MFC Rev. Bonds, Ser. M001, 1.91%
	(LIQ: FHLMC) (Notes C, E)	1.91	12,931,510
7,000,000	Los Angeles Wastewater Sys. Rev. Bonds, 1.15%,
	put 12/9/04 (LIQ: FGIC)	1.40	6,995,170
1,300,000	Statewide CDA Rev. Bonds (Pavillions Apts.) Ser. M,
	1.79% (LOC: FNMA) (Note C)	1.79	1,300,000

			21,226,680

	COLORADO—3.3%
5,000,000	Denver City & County Airport Rev. Bonds (Roaring Forks)
	1.85% (LIQ: Bank of New York) (Note C)	1.85	5,000,000
8,360,000	Dept. of Transportation GO Bonds, 1.84% (LIQ: Bank
	of New York) (Notes C, E)	1.84	8,360,000

47

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$2,400,000	Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.)
	1.77% (LIQ: FHLMC) (Note C)	1.77	$2,400,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.) Ser. A,
	1.95% (LOC: Bank One, N.A.) (Note C)	1.95	1,000,000
6,700,000	HFA Rev. Bonds (Roaring Forks) 1.91% (LIQ: Bank
	of New York) (Notes C, E)	1.91	6,700,000
1,000,000	Pitkin IDRB (Aspen Skiing Co. Proj.) 1.74%
	(LOC: Bank One, N.A.) (Note C)	1.74	1,000,000

			24,460,000

	DISTRICT OF COLUMBIA—2.8%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.)
	Ser. 1995A, 1.92% (LOC: Landesbank Hessen
	Thuringen GZ) (Note C)	1.92	12,000,000
5,010,000	HFA Rev. Bonds, Ser. D, 1.80% (LIQ: Lehman Bros.)
	(Notes C, E)	1.80	5,010,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 1.81%
	(LIQ: Citibank, N.A.) (Notes C, E)	1.81	4,000,000

			21,010,000

	FLORIDA—2.3%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.)
	1.82% (LOC: FNMA) (Note C)	1.82	7,025,000
2,000,000	Board of Education Rev. Bonds (ABN-AMRO MUNITOPS
	1998) 1.08%, put 1/12/05 (LIQ: ABN-AMRO Bank)
	(Note C)	1.08	2,000,000
620,000	Dade Cty. IDA Rev. Bonds (Dolphins Stadium Proj.)
	1.77% (LOC: Societe Generale) (Note C)	1.77	620,000
470,000	Fishhawk Comm. Dev. Dist. Rev. Bonds, 2.00%,
	due 5/1/05 (Insured: MBIA)	1.65	470,804
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 1.82%
	(LOC: FNMA) (Note C)	1.82	2,500,000
2,000,000	Hillsborough Cty. Port. Auth. Rev. Bonds, 6.50%,
	due 6/1/05 (Insured: FSA)	1.45	2,057,885
1,000,000	Pasco Cty. Solid Waste Rev. Bonds, 5.75%,
	due 4/1/05 (Insured: AMBAC)	1.50	1,017,360
1,600,000	St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors
	Ltd. Proj.) Ser. 1986, 1.87% (LOC: SunTrust Bank)
	(Note C)	1.87	1,600,000

			17,291,049

	GEORGIA—3.3%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 1.91%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.91	1,400,000

48

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$22,200,000	Metropolitan Atlanta Rapid Transit Auth. Rev. Bonds,
	Ser. B, 1.73% (LOC: Bayerische Landesbank,
	WestLB AG) (Note C)	1.73	$22,200,000
1,100,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.)
	Ser. 1998, 1.82% (LOC: Bank of America, N.A.)
	(Note C)	1.82	1,100,000

			24,700,000

	HAWAII—2.8%
20,000,000	Airport Sys. Rev. Bonds, 1.76% (LOC: Societe Generale)
	(Note C)	1.76	20,000,000
300,000	GO Bonds, 6.25%, prerefunded 1/1/05 @ 100 (Note D)	1.10	302,551

			20,302,551

	ILLINOIS—5.6%
295,000	Berwyn GO Bonds, 2.00%, due 12/1/04
	(Insured: AMBAC)	1.15	295,203
5,540,000	Chicago Wastewater Rev. Bonds (MERLOT) 1.80%,
	put 8/5/05 (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.80	5,540,000
4,460,000	Chicago Water Rev. Bonds (MERLOT) 1.20%,
	put 1/21/05 (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.12	4,460,000
455,000	Decatur Park Dist. GO Bonds, 2.40%, due 12/15/04
	(Insured: FGIC)	1.20	455,650
1,575,000	DFA Rev. Bonds (D.E. Akin Seed Proj.) 1.91%
	(LOC: Bank One, N.A.) (Note C)	1.91	1,575,000
500,000	DFA Rev. Bonds (Overton Gear & Tool Corp.)
	1.91% (LOC: LaSalle National Bank) (Note C)	1.91	500,000
600,000	DFA Rev. Bonds (Profile Plastics Proj.) 1.85%
	(LOC: LaSalle National Bank) (Note C)	1.85	600,000
3,825,000	Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society)
	1.77% (LOC: Bank One, N.A.) (Note C)	1.77	3,825,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill
	Inc.) 1.84% (LOC: JPMorgan Chase Bank) (Note C)	1.84	2,100,000
1,565,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 1.93%
	(LOC: LaSalle National Bank) (Note C)	1.93	1,565,000
1,435,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 1.93%
	(LOC: LaSalle National Bank) (Note C)	1.93	1,435,000
400,000	Municipal Elec. Agency Power Supply Rev. Bonds,
	5.00%, due 2/1/05 (Insured: FSA)	1.10	403,878
2,820,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.)
	1.85% (LOC: Lasalle National Bank) (Note C)	1.85	2,820,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 1.82%
	(LOC: LaSalle National Bank) (Note C)	1.82	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.)
	1.87% (LOC: PNC Bank) (Note C)	1.87	5,000,000

49

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$1,900,000	Richmond IDRB (Maclean Fogg Co. Proj.) 1.84%
	(LOC: Bank of America, N.A.) (Note C)	1.84	$1,900,000
4,910,000	Schaumberg GO Bonds (MERLOT) 1.82%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.82	4,910,000
500,000	Winnebago & Boone Ctys. GO Bonds, 5.90%,
	due 2/1/05 (Insured: FGIC)	1.60	505,311

			41,520,042

	INDIANA—4.7%
20,000,000	Bond Bank Rev. Notes, 2.00%, due 1/25/05	1.10	20,041,326
6,000,000	DFA Rev. Bonds (Pue Air on Lake Proj.) 1.70%,
	due 2/3/05 (LOC: Landesbank Hessen Theuringen GZ)	1.70	6,000,000
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20)
	1.88% (LOC: US Bank, N.A.) (Note C)	1.88	500,000
2,650,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc.,
	Proj.) 1.93% (LOC: LaSalle National Bank) (Note C)	1.93	2,650,000
3,600,000	Marion EDR Bonds (Wesleyan Univ. Proj.) 1.77%
	(LOC: Bank of America, N.A.) (Note C)	1.77	3,600,000
800,000	New Albany EDR Bonds (Gordon & Jeff Huncilman
	Proj.) 1.92% (LOC: PNC Bank) (Note C)	1.92	800,000
1,250,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.)
	2.02% (LOC: Bank One, N.A.) (Note C)	2.02	1,250,000

			34,841,326

	IOWA—0.5%
2,100,000	Dubuque (Jeld-Wen Inc. Proj.) Ser. 1988, 1.93%
	(LOC: LaSalle National Bank) (Note C)	1.93	2,100,000
1,500,000	Fin. Auth. Rev. Bonds (Mississippi Valley Regional
	Blood Center), 1.79% (LOC: Wells Fargo) (Note C)	1.79	1,500,000
200,000	Sioux Central USD GO Bonds, 6.00%, prerefunded
	5/1/05 @ 100 (Note D)	1.20	204,719

			3,804,719

	KANSAS—1.9%
3,325,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT)
	1.50%, put 4/27/05 (LIQ: Wachovia Bank, N.A.)
	(Note E)	1.50	3,325,000
10,590,000	Sedgewick Cty. MRB (Roaring Forks Municipal
	Products LLC) Ser. 2002-8, 1.91%
	(LIQ: Bank of New York) (Notes C, E)	1.91	10,590,000

			13,915,000

50

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	KENTUCKY—2.6%
$3,000,000	Carroll Cty. Solid Waste Rev. Bonds (North American
	Stainless) 1.78% (LOC: Fifth Third Bank) (Note C)	1.78	$3,000,000
1,100,000	Cynthiana IDRB (Bullard Co. Proj.) 1.87%
	(LOC: Bank One, N.A.) (Note C)	1.87	1,100,000
10,430,000	Danville Multi-City Lease Rev. Bonds, 1.53%,
	due 12/16/04 (LOC: Fifth Third Bank)	1.53	10,430,000
4,000,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.),
	1.87% (LOC: SunTrust Bank) (Note C)	1.87	4,000,000
415,000	Muhlenberg Cty. SD GO Bonds, 2.50%, due 4/1/05
	(Insured: FSA)	1.28	417,071
500,000	Rural Water Fin. Corp. Rev. Bonds, 2.25%,
	due 2/1/05 (Insured: MBIA)	1.15	501,364

			19,448,435

	LOUISIANA—3.3%
5,440,000	Jefferson Parish IDRB (George J. Ackel Sr. Proj.)
	1.88% (LOC: Regions Bank) (Note C)	1.88	5,440,000
10,000,000	New Orleans Sales Tax Rev. Bonds, 1.90%
	(LIQ: Lehman Bros.) (Notes C, E)	1.90	10,000,000
2,350,000	Placquemines Parish Env. Rev. Bonds
	(BP Exploration & Oil Proj.) Ser. 1994, 1.79% (Note C)	1.79	2,350,000
5,880,000	Plaquemines Port Harbor & Terminal Dist. Facs.
	Rev. Bonds (Chevron Pipeline Co. Proj.), 1.75%,
	put 9/1/05	1.55	5,889,648
1,000,000	Regional Trans. Auth. COP, 5.00%, due 5/1/05
	(Insured: MBIA)	1.10	1,019,186

			24,698,834

	MAINE—0.3%
2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service Co.
	Proj.) 1.88% (LOC: Bank of New York) (Note C)	1.88	2,000,000

	MASSACHUSETTS—3.2%
11,335,000	Freetown Lakeville Regional School BANS, 3.00%,
	due 10/21/05	1.85	11,459,046
200,000	GO Bonds, 5.75%, prerefunded 2/1/05 @ 101 (Note D)	1.15	204,284
2,630,000	HEFA Rev. Bonds (Becker College) Ser. A1, 1.76%
	(LOC: Bank of Boston) (Note C)	1.76	2,630,000
500,000	HFA Rev. Bonds, Ser. B, 5.50%, due 12/1/04
	(Insured: MBIA)	1.20	501,747
535,000	HFA Rev. Bonds, Ser. B, 5.55%, due 12/1/04
	(Insured: MBIA)	1.20	536,891
700,000	IDA Rev. Bonds (October Co. Inc. Proj.) 1.79%
	(LOC: Bank of Boston) (Note C)	1.79	700,000

51

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$2,545,000	IDRB (Frequency & Time Sys.) 1.89%
	(LOC: Wells Fargo) (Note C)	1.89	$2,545,000
5,000,000	North Adams BANS GO Notes, 2.00%, due 2/25/05	1.15	5,013,348

			23,590,316

	MICHIGAN—3.3%
4,000,000	Detroit Sewer Rev. Bonds, 1.55%, put 8/4/05
	(LIQ: FGIC)	1.55	4,000,000
2,000,000	HDA Rev. Bonds, 5.45%, due 10/1/05
	(Insured: MBIA)	1.78	2,066,271
1,660,000	Lowell IDRB (Litehouse Proj.) 1.96%
	(LOC: Fifth Third Bank) (Note C)	1.96	1,660,000
15,000,000	Municipal Bond Auth. Rev. Notes, 3.00%,
	due 8/23/05 (LOC: JPMorgan Chase Bank)	1.57	15,170,627
1,135,000	Strategic Fund PCR Rev. Bonds (Jo-Mar Family/
	Troy Tube & Mfg. Proj.) 1.85% (LOC: Fifth Third Bank)
	(Note C)	1.85	1,135,000

			24,031,898

	MINNESOTA—4.1%
3,935,000	Bird Island - Olivia - Lake Lillia ISD GO Notes, 3.00%,
	due 9/19/05	1.62	3,981,994
5,500,000	Elk River ISD GO Notes, 3.00%, due 9/5/05	1.63	5,562,344
2,105,000	Howard Lake Waverly Winstead GO Notes, 3.00%,
	due 9/5/05	1.63	2,128,871
6,415,000	Little Falls ISD GO Notes, 3.00%, due 9/19/05	1.62	6,491,747
2,690,000	Marshall ISD GO Notes, 3.00%, due 9/5/05	1.63	2,720,505
2,100,000	New York Mills ISD GO Notes, 3.00%, due 9/19/05	1.65	2,124,521
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev.
	Bonds, Ser. 2002A , 1.90% (LOC: Lasalle National Bank)
	(Note C)	1.90	5,000,000
2,375,000	Westonka ISD GO Notes, 3.00%, due 9/30/05	1.70	2,402,681

			30,412,663

	MISSISSIPPI—0.1%
800,000	Business Fin. Corp. IDRB (Lehman- Roberts Co. Proj.)
	Ser. A, 1.87% (LOC: Bank of America, N.A.) (Note C)	1.87	800,000

	MISSOURI—0.2%
1,200,000	IDRB (Filtration Group Inc.) 1.91%
	(LOC: LaSalle National Bank) (Note C)	1.91	1,200,000

52

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MONTANA—0.2%
$1,300,000	Butte Silver Bow PCR Bonds (Rhone-Poulenc Inc.
	Proj.), 1.84% (LOC: Banque Nationale de Paris)
	(Note C)	1.84	$1,300,000

	NEVADA—0.7%
5,000,000	Clark Cty. IDRB (Nevada Cogeneration Assoc. #2),
	1.81% (LOC: ABN-AMRO Bank) (Note C)	1.81	5,000,000

	NEW HAMPSHIRE—1.8%
6,205,000	Business Fin. Auth. Rev. Bonds (Foundation for
	Seacoast Health) Ser. A, 1.78% (LOC: Fleet National
	Bank) (Note C)	1.78	6,205,000
5,700,000	Business Fin. Auth. Rev. Bonds (Wiggins Airway
	Inc. Proj.), 1.82% (LOC: Bank of Boston) (Note C)	1.82	5,700,000
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.)
	Ser. B, 1.87% (LOC: PNC Bank) (Note C)	1.87	1,250,000

			13,155,000

	NEW JERSEY—0.2%
525,000	Dover Municipal Util. Auth. Rev. Bonds, 4.25%,
	due 2/15/05 (Insured: FGIC)	1.05	529,804
300,000	EDA Rev. Bonds (Educ. Testing) 5.90%, prerefunded
	5/15/05 @ 102 (Note D)	1.60	312,759
250,000	EDA Rev. Bonds (Educ. Testing) 6.25%, prerefunded
	5/15/05 @ 102 (Note D)	1.40	261,373
250,000	Monmouth Cty. Imp. Auth. Rev. Bonds, 5.00%,
	due 12/1/04 (Insured: MBIA)	1.10	250,793

			1,354,729

	NEW MEXICO—0.7%
900,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998,
	1.87% (LOC: Bank of America, N.A.) (Note C)	1.87	900,000
1,060,000	Albuquerque IDRB (Karsten Co. of New Mexico)
	Ser. 1997A, 1.97% (LOC: Bank One, N.A.) (Note C)	1.97	1,060,000
3,200,000	Farmington IDRB (Independent Mobility Sys. Proj.)
	Ser. A, 1.84% (LOC: Bank of America, N.A.) (Note C)	1.84	3,200,000

			5,160,000

53

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	NORTH CAROLINA—0.2%
$1,000,000	Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.)
	1.86% (LOC: Wachovia Bank, N.A.) (Note C)	1.86	$1,000,000
400,000	Gastonia GO Bonds, 2.50%, due 4/1/05 (Insured: FSA)	1.65	401,385

			1,401,385

	OHIO—2.6%
6,530,000	Akron Rev. Bonds (MUNITOPS) Ser. 2003-37, 1.09%,
	put 12/8/04 (LIQ: ABN-AMRO Bank) (Note E)	1.09	6,530,000
5,000,000	Butler Cty. Healthcare Facs. Rev. Bonds (Lifesphere Proj.)
	1.77% (LOC: US Bank, N.A.) (Note C)	1.77	5,000,000
5,000,000	Hamilton Cty. EDA Rev. Bonds (CAA Complex at
	Jordan Proj.) 1.78% (LOC: Fifth Third Bank) (Note C)	1.78	5,000,000
2,700,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.)
	Ser. 1999, 1.79% (Note C)	1.79	2,700,000

			19,230,000

	OKLAHOMA—2.5%
815,000	DFA Rev. Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.25	818,504
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds,
	1.92% (LOC: Bank of America, N.A.) (Note C)	1.92	2,850,000
15,000,000	Water Resources Board, State Loan Prog. Rev. Bonds,
	Ser. 1999, 1.35%, put 3/1/05 (SBPA: Bank of America,
	N.A.)	1.35	15,000,000

			18,668,504

	PENNSYLVANIA—1.7%
2,800,000	Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds
	(Central Blood Bank) 1.80% (LOC: PNC Bank) (Note C)	1.80	2,800,000
4,455,000	Montgomery Cty. Higher Educ. & Health Auth.
	Rev. Bonds (Madlyn & Leonard Abramson) 1.79%
	(LOC: Allied Irish Bank, PLC) (Note C)	1.79	4,455,000
3,450,000	Montgomery Cty. Higher Educ. & Health Auth.
	Rev. Bonds (Philadelphia Geriatric) 1.79%
	(LOC: Allied Irish Bank, PLC) (Note C)	1.79	3,450,000
1,400,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.)
	1.96% (LOC: Wachovia Bank, N.A.) (Note C)	1.96	1,400,000
850,000	Pittsburgh GO Bonds, 6.00%, due 3/1/05
	(Insured: MBIA)	1.65	862,013

			12,967,013

54

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	RHODE ISLAND—0.3%
$2,500,000	Ind. Fac. Corp. IDRB (NFA Corp. Proj.)
	1.82% (LOC: Bank of Boston) (Note C)	1.82	$2,500,000

	SOUTH CAROLINA—4.5%
700,000	Beaufort GO Bonds, 2.00%, due 2/1/05 (Insured: MBIA)	1.10	701,565
8,000,000	Florence Cty. Solid Waste Disp. Rev. Bonds
	(Roche Carolina, Inc.) Ser. 98, 1.81%
	(LOC: Deutsche Bank AG) (Note C)	1.81	8,000,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech.
	Serv. Facs. Proj.) Ser. 97, 1.91% (LOC: Wachovia Bank,
	N.A.) (Note C)	1.91	4,000,000
1,400,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 1.92%
	(LOC: Wachovia Bank, N.A.) (Note C)	1.92	1,400,000
3,190,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B,
	1.92% (LOC: PNC Bank) (Note C)	1.92	3,190,000
8,000,000	Piedmont Muni. Power Agy. Rev. Bonds, 1.75%
	(LIQ: JPMorgan Chase Bank) (Note C)	1.75	8,000,000
8,000,000	Port Auth. Rev. Bonds (ABN-AMRO MUNITOPS #7)
	1.87% (LIQ: ABN-AMRO Bank) (Notes C, E)	1.87	8,000,000

			33,291,565

	TENNESSEE—6.1%
2,350,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 1.92%
	(LOC: Bank of America, N.A.) (Note C)	1.92	2,350,000
4,050,000	Hendersonville Hsg. IDRB (Windsor Park Proj.) 1.78%
	(LIQ: FNMA) (Note C)	1.78	4,050,000
500,000	Maury Cty. GO Bonds, 2.00%, due 6/1/05
	(Insured: MBIA)	1.60	501,144
11,000,000	Memphis Elec. Sys. Rev. Bonds, 2.00%, due 12/1/04	1.15	11,007,586
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds
	(ABN-AMRO Munitops) Ser. 1999-1, 1.81%
	(LIQ: ABN-AMRO Bank) (Notes C, E)	1.81	10,000,000
7,000,000	Metropolitan Government Davidson Cty. Rev. Bonds
	(Timberlake Proj.) 1.78% (LOC: FNMA) (Note C)	1.78	7,000,000
6,500,000	Monroe Cty. IDB Rev. Bonds (American Transit
	Corp. Proj.) 1.92% (LOC: Bank of Boston) (Note C)	1.92	6,500,000
3,200,000	Montgomery Cty. Pub. Building Rev. Bonds
	(Montgomery Cty. Loan) 1.77% (LOC: Bank of America,
	N.A.) (Note C)	1.77	3,200,000
405,000	Sullivan Cty. Airport Rev. Bonds, 3.25%, due 5/1/05
	(Insured: FSA)	1.70	408,094

			45,016,824

55

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	TEXAS—11.6%
$2,060,000	Brazos River Auth. Rev. Bonds (TXU Energy Co.)
	Ser. 2001D, 1.86% (LOC: Credit Suisse First Boston)
	(Note C)	1.86	$2,060,000
500,000	Dallas- Fort Worth Regional Airport Rev. Bonds, 5.00%,
	due 11/1/04 (Insured: MBIA)	1.00	500,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds
	(Chisholm Trails Apts.) 1.81% (LIQ: FNMA) (Note C)	1.81	6,000,000
2,700,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
	(Amoco Oil Proj.) Ser. 1993, 1.79% (Note C)	1.79	2,700,000
1,600,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev.
	Bonds (Amoco Oil Proj.) Ser. 1996, 1.79% (Note C)	1.79	1,600,000
3,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev.
	Bonds (Amoco Oil Proj.) Ser. 1997, 1.79% (Note C)	1.79	3,000,000
12,800,000	Harris Cty. HFC Rev. Bonds, 1.80% (LIQ: Lehman
	Bros.) (Notes C, E)	1.80	12,800,000
1,869,000	Houston Airport Rev. Bonds, ABN-AMRO Munitops
	Trust Cert., Ser. 1998-15, 1.87% (LIQ: ABN-AMRO
	Bank) (Notes C, E)	1.87	1,869,000
300,000	Houston Water & Sewer Rev. Bonds, 5.50%,
	due 12/1/04 (Insured: FGIC)	1.12	301,068
500,000	North Central Health Facs. Rev. Bonds (Zale Lipshy
	Univ. Proj.) 5.50%, due 4/1/05 (Insured: FSA)	1.65	507,848
2,100,000	North Harris Montgomery Community GO Bonds,
	3.00%, due 2/15/05 (Insured: AMBAC)	1.15	2,111,123
225,000	Port Arthur GO Bonds, 8.00%, due 2/15/05
	(Insured: MBIA)	1.15	229,423
6,300,000	Richardson ISD GO Bonds, 1.10%, put 4/1/05
	(GTY: Texas Permanent School Fund)	1.10	6,300,000
1,500,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft)
	1.87% (LOC: Bank of America, N.A.) (Note C)	1.87	1,500,000
2,000,000	San Antonio IDA (LGC Building LLC & KLN Steel Prod.
	Co. Ltd. Proj. ) Ser. 1998, 1.87% (LOC: Bank of
	America, N.A.) (Note C)	1.87	2,000,000
3,000,000	San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.)
	1.91% (LOC: PNC Bank) (Note C)	1.92	3,000,000
35,000,000	TRANS, 3.00%, due 8/31/05	1.16	35,408,386
4,390,000	Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 1.80%
	(Note C)	1.80	4,390,000

			86,276,848

	UTAH—0.2%
1,300,000	Trementon City IDRB (La-Z-Boy Chair Co. Proj.)
	Ser. 1990, 1.87% (LOC: Bank One, N.A.) (Note C)	1.87	1,300,000

56

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	VARIOUS STATES—3.5%
$24,994,065	FHLMC MFC Rev. Bonds, Ser. M002, 1.79%
	(LIQ: FHLMC) (Notes C, E)	1.79	$24,994,064
1,085,000	Greystone Tax-Exempt Cert. Rev. Bonds,
	Ser. 1998-2, 1.91% (LOC: Credit Suisse First Boston)
	(Notes C, E)	1.91	1,085,000

			26,079,064

	VIRGINIA—3.4%
8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601,
	1.79% (LIQ: Citibank, N.A.) (Notes C, E)	1.79	8,000,000
1,000,000	Halifax Cty. IDA Rev. Bonds (O’ Sullivan Industries Proj.)
	1.92% (LOC: Wachovia Bank, N.A.) (Note C)	1.92	1,000,000
2,900,000	King George Cty. IDA Rev. Bonds (Garnet of VA Inc.
	Proj.) 1.82% (LOC: JPMorgan Chase Bank) (Note C)	1.82	2,900,000
3,800,000	King George Cty. Rev. Bonds (Birchwood Power Proj.)
	Ser. 1995, 1.83% (LOC: Credit Suisse First Boston)
	(Note C)	1.83	3,800,000
6,300,000	King George Cty. Rev. Bonds (Birchwood Power Proj.)
	Ser. 1996, 1.83% (LOC: Credit Suisse First Boston)
	(Note C)	1.83	6,300,000
1,500,000	King George Cty. Rev. Bonds (Birchwood Power Proj.)
	Ser. 1997, 1.83% (LOC: Credit Suisse First Boston)
	(Note C)	1.83	1,500,000
1,460,000	Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs
	Apartments Proj.) 1.78% (LOC: FHLMC) (Note C)	1.78	1,460,000

			24,960,000

	WASHINGTON—9.4%
3,410,000	Econ. DFA Rev. Bonds (Waste Management Proj.)
	Ser. 2000I, 1.83% (LOC: Fleet National Bank) (Note C)	1.83	3,410,000
2,000,000	EDA Rev. Bonds (Ace Tank Proj.) 1.87%
	(LOC: US Bank, N.A.) (Note C)	1.87	2,000,000
900,000	EDA Rev. Bonds (Seadrunar Proj.) 1.82%
	(LOC: US Bank, N.A.) (Note C)	1.82	900,000
350,000	GO Bonds, 3.00%, due 1/1/05 (Insured: MBIA)	1.05	351,127
8,995,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 1.83%
	(LOC: FNMA) (Note C)	1.83	8,995,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 1.81%
	(LOC: FNMA) (Note C)	1.81	6,200,000
1,900,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 1.85%
	(LOC: Bank of America, N.A.) (Note C)	1.85	1,900,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 1.81%
	(LOC: FNMA) (Note C)	1.81	2,000,000

57

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$10,900,000	HFC Rev. Bonds (Mill Plain Crossing Proj.) 1.77%
	(LOC: Harris Trust & Banking) (Note C)	1.77	$10,900,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A,
	1.87% (LOC: US Bank, N.A.) (Note C)	1.87	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 1.81%
	(LOC: FNMA) (Note C)	1.81	4,620,000
155,000	King & Snohomish Ctys. GO Bonds, 2.00%,
	due 12/1/04 (Insured: FSA)	1.09	155,114
1,100,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.)
	1.87% (LOC: US Bank, N.A.) (Note C)	1.87	1,100,000
2,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 1.83%
	(LOC: Bank of New York) (Note C)	1.83	2,000,000
19,205,000	Public Power Supply Rev. Bonds (MERLOT) 1.15%,
	put 2/1/05 (LIQ: Wachovia Bank, N.A.) (Note E)	1.15	19,205,000
4,000,000	Snohomish Cty. Pub. Util. Dist. Rev. Bonds, 4.00%,
	due 12/1/04	1.20	4,009,096

			69,995,337

	WISCONSIN—2.0%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 1.92%
	(LOC: Bank One) (Note C)	1.92	3,000,000
2,130,000	Grand Chute IDRB (Surface Mount Technology Proj.)
	2.12% (LOC: Bank One, N.A.) (Note C)	2.12	2,130,000
7,765,000	HEFA Rev. Bonds (Divine Savior Healthcare) Ser. B,
	1.80% (LOC: US Bank, N.A.) (Note C)	1.80	7,765,000
740,000	Housing & EDA Rev. Bonds, 2.35%, due 3/1/05
	(Insured: FSA)	1.30	742,535
660,000	Janesville IDRB (Freedom Plastics Inc. Proj.) 1.86%
	(LOC: Lasalle National Bank) (Note C)	1.86	660,000
315,000	Waukesha Cty. GO Bonds, 2.00%, due 4/1/05	1.15	316,094
275,000	Wausau Promissory Notes, 2.00%, due 4/1/05
	(Insured: MBIA)	1.25	275,843

			14,889,472

	WYOMING—0.1%
495,000	Albany Cty. Improv. State Trust COP, 3.00%,
	due 1/15/05 (Insured: MBIA)	1.40	496,602

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $751,643,265)—101.5%		751,643,265

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.5)%		(11,158,768)

	NET ASSETS—100.0%		$740,484,497

Please see accompanying notes to financial statements.

58

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—98.8%
$3,400,000	ABAG Fin. Auth. Rev. Bonds (Auth. for Non-Profit
	Corps.) 1.90% (LOC: Allied Irish Bank, PLC) (Note C)	1.90	$3,400,000
1,900,000	Alameda Contra Costa Schools Rev. Bonds, Ser. A,
	1.78% (LOC: Bank of Nova Scotia) (Note C)	1.78	1,900,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust
	Receipts) Ser. CMC1, 1.82% (LIQ: JPMorgan Chase
	Bank) (Notes C, E)	1.82	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim
	Hills Proj.) Ser. A, 1.79% (LOC: FNMA) (Note C)	1.79	5,000,000
3,990,000	Baldwin Park COP, 1.82% (LOC: Allied Irish Bank, PLC)
	(Note C)	1.82	3,990,000
4,500,000	Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.)
	Ser. A, 1.81% (LOC: KBC Bank, NV) (Note C)	1.81	4,500,000
3,990,000	Compton USD GO Bonds (MERLOT) 1.83%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.83	3,990,000
175,000	Contra Costa Transportation Auth. Rev. Bonds, 6.00%,
	due 3/1/05 (Insured: FGIC)	1.10	177,804
2,500,000	CSUCI Fin. Auth. Rev. Bonds, 1.60%, put 8/1/05
	(LOC: Citigroup, N.A.)	1.60	2,500,000
1,900,000	Dept. of Water Resources Rev. Bonds, Ser. C11, 1.74%
	(LOC: KBC Bank, NV; Bank of Nova Scotia) (Note C)	1.74	1,900,000
7,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 1.76%
	(LIQ: Dexia Credit Local) (Note C)	1.76	7,000,000
6,000,000	Econ. Rec. Bonds, Ser. C11, 1.73% (LOC: BNP Paribas)
	(Note C)	1.73	6,000,000
5,000,000	Econ. Rec. Bonds, Ser. C16, 1.75% (LIQ: Dexia Credit
	Local) (Note C)	1.75	5,000,000
16,437,939	FHLMC MFC Rev. Bonds, Ser. M001, 1.91%
	(LIQ: FHLMC) (Notes C, E)	1.91	16,437,939
2,995,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1,
	1.88% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.88	2,995,000
781,000	Health Facs. Fin. Auth. Rev. Bonds (Pooled Loan Prog.)
	Ser. B, 1.75% (SBPA: FGIC) (Note C)	1.75	781,000
4,200,000	Health Facs. Fin. Auth. Rev. Bonds (Scripps Health)
	Ser. A, 1.75% (LOC: Bank One, N.A.) (Note C)	1.75	4,200,000
1,300,000	Huntington Beach MFH Rev. Bonds, 1.76%
	(LOC: FHLMC) (Note C)	1.76	1,300,000
4,660,000	Infrastructure & EDR Bonds (Hydro Systems Proj.)
	1.84% (LOC: Comerica Bank, N.A.) (Note C)	1.84	4,660,000
2,145,000	Infrastructure & EDR Bonds , Ser. A,
	1.84% (LOC: Comerica Bank, N.A.) (Note C)	1.84	2,145,000

59

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$1,623,000	Irvine Improvement Board Rev. Bonds, 1.70%
	(LOC: State Street Bank and Trust Co.) (Note C)	1.70	$1,623,000
2,600,000	Irvine USD GO Bonds, 1.70% (LOC: State Street)
	(Note C)	1.70	2,600,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar
	Creek Proj.) 1.79% (LOC: FNMA) (Note C)	1.79	7,700,000
1,900,000	Livermore COP Rev. Bonds, 1.75% (LIQ: Dexia Credit
	Local) (Note C)	1.75	1,900,000
15,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 1.06%,
	put 12/3/04 (GIC: AIG)	1.06	15,000,000
400,000	Los Angeles Cty. IDB (Alameda Properties) 1.82%
	(LOC: Bank of America, N.A.) (Note C)	1.82	400,000
1,000,000	Los Angeles Cty. Pension Obligation Rev. Bonds,
	Ser. B, 1.74% (SBPA: Dexia Credit Local) (Note C)	1.74	1,000,000
1,050,000	Los Angeles Dept. of Airports Rev. Bonds, 6.00%,
	due 5/15/05 (Insured: FGIC)	1.15	1,076,979
200,000	Los Angeles International Airport Rev. Bonds, Ser. C1,
	1.15%, put 11/15/04 (LOC: Bayerische Landesbank GZ,
	JPMorgan Chase Bank, Landesbank Baden Wurtemburg)	1.20	199,936
4,000,000	Los Angeles International Airport Rev. Bonds, Ser. C2,
	1.15%, put 11/15/04 (LOC: Bayerische Landesbank GZ,
	JPMorgan Chase Bank, Landesbank Baden Wurtemburg)	1.15	4,000,000
1,200,000	Los Angeles Multi-Family Rev. Bonds (Museum Terrace
	Apts.) Ser. H, 1.75% (LOC: Bank of America, N.A.)
	(Note C)	1.75	1,200,000
900,000	Los Angeles Multi-Family Rev. Bonds (Tri City Proj.)
	Ser. I, 1.78% (LOC: Citigroup, N.A.) (Note C)	1.78	900,000
400,000	Los Angeles Multi-Family Rev. Bonds, Ser. K, 1.77%
	(LOC: FHLB) (Note C)	1.77	400,000
4,990,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 1.83%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.83	4,990,000
3,000,000	Los Angeles Wastewater Sys. Rev. Bonds, 1.15%,
	put 12/9/04 (LIQ: FGIC)	1.15	3,000,000
435,000	Merced Cty. COP Rev. Bonds, 3.00%, due 11/1/04
	(Insured: MBIA)	1.05	435,000
5,930,000	Metropolitan Water Dist. of Southern CA Rev. Bonds
	(MERLOT) 1.35%, put 5/4/05 (LIQ: Wachovia Bank,
	N.A.) (Note C)	1.35	5,930,000
9,500,000	Metropolitan Water Dist. of Southern CA Rev. Bonds,
	1.74% (LIQ: Bank of America, N.A.) (Note C)	1.74	9,500,000
900,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A,
	1.82% (LOC: Citigroup, N.A.) (Note C)	1.82	900,000
4,100,000	PCR Fin. Auth. Rev. Bonds (Arco) Ser. 1994, 1.76%
	(Note C)	1.76	4,100,000
1,815,000	Riverside Cty. Asset Lease Rev. Bonds, 4.00%,
	due 6/1/05 (Insured: MBIA)	1.46	1,841,410

60

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$2,400,000	Riverside Cty. COP, 1.76% (LOC: State Street)
	(Note C)	1.76	$2,400,000
1,665,000	Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.)
	1.80% (LOC: Wells Fargo Bank) (Note C)	1.80	1,665,000
5,680,000	Rural MFA Rev. Bonds (Roaring Forks Muni Products)
	Ser. 2001A, 1.83% (LIQ: Bank of New York)
	(Notes C, E)	1.83	5,680,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT)
	Ser. 2000SSS, 1.83% (LIQ: Wachovia Bank, N.A.)
	(Notes C, E)	1.83	3,910,000
12,590,000	Sacramento Hsg. Auth. Rev. Bonds (Northpointe Apts. -
	Roaring Forks) 1.83% (LIQ: Bank of New York)
	(Notes C, E)	1.83	12,590,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10,
	1.83% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.83	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of
	Art Proj.) 1.90% (LOC: Allied Irish Bank, PLC) (Note C)	1.90	1,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 1.30%,
	put 2/16/05 (LIQ: ABN-AMRO Bank) (Note C)	1.30	13,500,000
1,100,000	San Francisco City & Cty. Rev. Bonds, 5.50%,
	due 5/1/05 (Insured: FSA)	1.35	1,122,404
500,000	San Francisco City & Cty. Rev. Bonds, 6.20%,
	prerefunded 5/1/05 @ 101 (Note D)	1.50	516,524
2,200,000	San Jose MFH Rev. Bonds (Cinnabar Commons) 1.79%
	(LOC: Bank of America, N.A.) (Note C)	1.79	2,200,000
3,000,000	San Jose MFH Rev. Bonds (Evans Lane Apts.) 1.76%
	(LOC: Bank of America, N.A.) (Note C)	1.76	3,000,000
10,000,000	School Cash Reserve Prog. Auth., Ser. A, 3.00%,
	due 7/6/05	1.60	10,093,183
2,900,000	South Bay Regional Communications Rev. Bonds
	(Hawthorne Proj.) 1.75% (LOC: Allied Irish Bank, PLC)
	(Note C)	1.75	2,900,000
6,270,000	Statewide CDA Rev. Bonds (Aegis Pleasant Hills Proj.)
	Ser. M, 1.79% (LOC: FNMA) (Note C)	1.79	6,270,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.)
	1.82% (LOC: Citigroup, N.A.) (Note C)	1.82	2,000,000
3,750,000	Statewide CDA Rev. Bonds (Masters College Proj.)
	1.75% (LOC: U.S. Bank, N.A.) (Note C)	1.75	3,750,000
5,505,000	Statewide CDA Rev. Bonds (River Run Senior Apts. Proj.)
	Ser. LL, 1.79% (LOC: FHLB) (Note C)	1.79	5,505,000
600,000	Statewide CDA Rev. Bonds, 5.875%, prerefunded
	5/1/05 @ 100 (Note D)	1.80	605,929
8,600,000	Statewide Communities Rev. Bonds (Cathedral High
	School Proj.) 1.83% (LOC: Allied Irish Bank, PLC)
	(Note C)	1.83	8,600,000
6,080,000	Transit Fin. Auth. Rev. Bonds, Ser. 1997, 1.75%
	(SBPA: Credit Suisse First Boston) (Note C)	1.75	6,080,000

61

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$5,300,000	Watereuse Fin. Auth. Rev. Bonds, 1.75%
	(SBPA: Credit Suisse First Boston) (Note C)	1.75	$5,300,000

			256,261,108

	PUERTO RICO—1.8%
4,700,000	Commonwealth TOC Trust, Ser. 2001-1, 1.35%
	put 12/2/04 (LIQ: Bank of New York) (Note C)	1.35	4,700,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $260,961,108)—100.6%		260,961,108

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.6)%		(1,649,375)

	NET ASSETS—100.0%		$259,311,733

Please see accompanying notes to financial statements.

62

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—89.8%
$4,500,000	Babylon IDA Rev. Bonds (Ogden Martin Proj.)
	1.73% (SBPA: JPMorgan Chase Bank) (Note C)	1.73	$4,500,000
7,000,000	Dorm. Auth. Rev. Bonds (Columbia Univ.) 1.03%,
	put 3/8/05	1.03	7,000,000
1,500,000	Dorm. Auth. Rev. Bonds (Columbia Univ.) Ser. A2,
	1.60%, put 6/8/05	1.60	1,500,000
2,100,000	Dorm. Auth. Rev. Bonds (FFT Senior Community)
	Ser. B, 5.70%, put 5/13/05 (LOC: KBC Bank, NV)	1.60	2,145,294
1,385,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 1.81%
	(LOC: KBC Bank, NV) (Notes C, E)	1.81	1,385,000
650,000	Dorm. Auth. Rev. Bonds (School Districts) 5.00%,
	due 4/1/05 (Insured: MBIA)	1.50	659,289
8,415,000	East Rochester Village Hsg. Auth. Rev. Bonds
	(Roaring Forks Proj.) 1.80% (LIQ: FNMA) (Notes C, E)	1.80	8,415,000
614,859	East Syracuse Minoa CSD GO bonds, 4.00%,
	due 4/15/05 (Insured: MBIA)	1.25	622,424
4,100,000	Environmental Quality GO Bonds, 1.75%,
	put 8/4/05 (LOC: WestLB AG)	1.75	4,100,000
702,082	Fort Ann CSD GO Bonds, 4.25%, due 6/15/05
	(Insured: FSA)	1.60	713,433
2,725,000	Geneva HFA Rev. Bonds (Depaul Community Facs.)
	Ser. A, 1.75% (LOC: FHLB) (Note C)	1.75	2,725,000
6,600,000	GO Bonds, Ser. B, 1.58%, put 8/4/05
	(LOC: Dexia Credit Local)	1.58	6,600,000
10,000,000	Hempstead IDA Rev. Bonds, 1.90% (LIQ: Lehman
	Brothers Holding, Inc.) (Notes C, E)	1.90	10,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A,
	1.82% (LOC: FHLB) (Note C)	1.82	1,400,000
1,000,000	HFA Rev. Bonds (Normandie Court) 1.70%
	(LOC: Landesbank Hessen Thueringen GZ) (Note C)	1.70	1,000,000
1,500,000	HFA Rev. Bonds (Sayville Hsg.) Ser. A, 1.78%
	(LOC: Fleet National Bank) (Note C)	1.78	1,500,000
2,050,000	Jobs Dev. Auth. Rev. Bonds, 1.73% (LOC: JPMorgan
	Chase Bank, Bayerische Landesbank) (Note C)	1.73	2,050,000
4,825,000	Long Island Power Auth. Rev. Bonds, 1.71%
	(LOC: Bayerische Landesbank GZ) (Note C)	1.71	4,825,000
2,370,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11,
	1.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.81	2,370,000
820,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33,
	1.81% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.81	820,000
1,470,000	MTA Rev. Bonds (MERLOT) Ser. A43, 1.81%
	(LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.81	1,470,000

63

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$1,600,000	Nassau Cty. GO Bonds, Ser. F, 7.00%, due 3/1/05
	(Insured: FSA)	1.20	$1,630,120
5,750,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. A,
	1.70% (LIQ: Dexia Credit Local) (Note C)	1.70	5,750,000
9,965,000	NYC Cultural Res. Rev. Bonds (American Museum of
	Natural History/MUNITOPS) 1.80% (LIQ: ABN-AMRO
	Bank) (Notes C, E)	1.80	9,965,000
1,300,000	NYC Cultural Res. Rev. Bonds (Museum of Broadcasting)
	1.72% (LOC: KBC Bank, NV) (Note C)	1.72	1,300,000
1,600,000	NYC GO Bonds, Ser. 1994 H-3, 1.71% (LIQ: State
	Street Bank) (Note C)	1.71	1,600,000
2,130,000	NYC GO Bonds, Ser. 1994, 1.75% (LOC: Bayerische
	Landesbank GZ) (Note C)	1.75	2,130,000
1,400,000	NYC GO Bonds, Ser. 2004 H-7, 1.71% (LOC: KBC Bank)
	(Note C)	1.71	1,400,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.)
	1.80% (LOC: Allied Irish Bank PLC) (Note C)	1.80	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School)
	1.75% (LOC: Wachovia Bank, N.A.) (Note C)	1.75	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 1.80%
	(LOC: JPMorgan Chase Bank) (Note C)	1.80	700,000
2,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2,
	1.78% (LIQ: JPMorgan Chase Bank) (Note C)	1.78	2,000,000
6,300,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. G,
	1.71% (LIQ: FGIC) (Note C)	1.71	6,300,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust)
	1.78% (LIQ: Citibank, N.A.) (Notes C, E)	1.78	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. A,
	1.79% (LIQ: Bank One, N.A.) (Note C)	1.79	2,000,000
1,300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. 1D,
	1.70% (LIQ: Landesbank Hessen Theuringen GZ)
	(Note C)	1.70	1,300,000
300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. C,
	5.00%, due 2/1/05	1.10	302,915
2,500,000	Oneida Indian Nation Rev. Bonds, 1.78%
	(LOC: Bank of America, N.A.) (Note C)	1.78	2,500,000
985,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig.
	MERLOTS) Ser. B05, 1.85% (LIQ: Wachovia Bank,
	N.A.) (Notes C, E)	1.85	985,000
822,185	South Jefferson CSD GO Bonds, 2.25%, due 4/15/05
	(Insured: MBIA)	1.10	826,423
530,000	Suffolk Cty. GO Bonds, 3.25%, due 5/1/05
	(Insured: MBIA)	1.52	534,492
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.)
	Ser. 1987, 1.83% (LOC: Bank of Nova Scotia)
	(Note C)	1.83	2,365,000

64

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds
	(CMC) 1.81% (LIQ: JPMorgan Chase Bank) (Notes C, E)	1.81	$2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust)
	Ser. 2000305, 1.78% (LIQ: Citibank, N.A.) (Notes C, E)	1.78	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (MUNITOPS)
	Ser. 2002-31, 1.77% (LIQ: ABN-AMRO Bank)
	(Notes C, E)	1.77	5,000,000

			126,089,390

	PUERTO RICO—9.3%
7,000,000	Commonwealth TOC Trust, Ser. 2001-1, 1.35%
	put 12/2/04 (LIQ: Bank of New York) (Note C)	1.35	7,000,000
6,000,000	Highway & Transportation Auth. Rev. Bonds
	(ROC II TR1) 1.77% (LIQ: Citigroup, Inc.) (Notes C, E)	1.77	6,000,000

			13,000,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $139,089,390)—99.1%		139,089,390

	OTHER ASSETS AND LIABILITIES, NET—0.9%		1,229,738

	NET ASSETS—100.0%		$140,319,128

Please see accompanying notes to financial statements.

65

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Schedules of Investments
October 31, 2004

(A)	Variable rate securities. The rates shown are the current rates on October 31, 2004. Dates shown represent the next interest reset date.

(B)
These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2004, the aggregate market value of these securities, valued at amortized cost, is $565,600,000 and $130,000,000 representing 9.0% and 8.8% of net assets of the Money Market Portfolio and U.S. Government Portfolio, respectively.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)
Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2004, these securities amounted to $1,028,478,578 or 16.4% of net assets of the Money Market Portfolio, $168,309,574 or 22.7% of net assets of the Municipal Portfolio, $61,592,939 or 23.8% of net assets of the California Municipal Money Market Portfolio, and $55,110,000 or 39.3% of net assets of the New York Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(G)	Security may be called at issuer’s option prior to maturity date.

66

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Schedules of Investments
October 31, 2004

Description of Abbreviations

ABAG	Association of Bay Area	HEFA	Health & Education Facilities
	Governments		Authority
AIG	American International Group	HFA	Housing Finance Authority
AMBAC	American Municipal Bond	HFC	Housing Finance Commission
	Assurance Corporation	IDA	Industrial Development
BANS	Bond Anticipation Notes		Authority
CDA	Community Development	IDB	Industrial Development Board
	Authority	IDC	Industrial Development
COP	Certificates of Participation		Corporation
CP	Commercial Paper	IDRB	Industrial Development
CSD	Central School District		Revenue Bond
DFA	Developmental Finance	ISD	Independent School District
	Authority	LIQ	Liquidity Agreement
EDA	Economic Development	LOC	Letter of Credit
	Authority	MBIA	Municipal Bond Investors
EDC	Economic Development		Assurance Insurance
	Corporation		Corporation
EDR	Economic Development	MFA	Mortgage Finance Authority
	Revenue	MFC	Multi-Family Certificates
FGIC	Financial Guaranty Insurance	MFH	Multi-Family Housing
	Company	MRB	Mortgage Revenue Bonds
FHLB	Federal Home Loan Bank	MTA	Metropolitan Transportation
FHLMC	Federal Home Loan Mortgage		Authority
	Corporation	MTN	Medium Term Note
FNMA	Fannie Mae	MUD	Municipal Urban Development
FSA	Financial Security Assurance	PCR	Pollution Control Revenue Bond
	Inc.	SBPA	Standby Bond Purchase
GO	General Obligation		Agreement
GTY	Guarantee	SD	School District
HDA	Housing Development Authority	TOC	Tender Option Certificates
HDC	Housing Development	TRANS	Tax Revenue Anticipation Notes
	Corporation	USD	Unified School District

67

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68

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
TD Waterhouse Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TD Waterhouse Family of Funds, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) (the “Funds”) as of October 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting TD Waterhouse Family of Funds, Inc. at October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 10, 2004

69

Directors and Officers Information (Unaudited)
The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” “Fund Complex” includes the Fund, TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Number of
		Term of		Portfolios
		Office with the	Principal	in Fund	Other
	Position(s)	Fund and	Occupation(s)	Complex	Directorships
Name, Address	Held with	Length of	During Past	Overseen	Held by
And Age	the Fund	Time Served†	5 Years	by Director	Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	Chief Operating Officer of American Red Cross (Nassau	12	None
		2/26/98	County Chapter) since 2003; Chief Operating Officer
American Red Cross			of National Center for Disability Services from 2001
195 Willis Avenue			through 2003; President of Teamwork Management, Inc.
Mineola, NY 11501-2623			from 1996 through 2001; Trustee of The Shannon
McCormack Foundation since 1988, the Kevin Scott
Age 61			Dalrymple Foundation since 1993; Director of
Dime Bancorp, Inc. from 1990 through January 2002.

PETER B.M. EBY	Director	Since	Vice Chairman and Director of Nesbitt Burns, Inc.	12	Director of Leon’s
		6/6/02	(provides investments and securities services)		Furniture Limited
c/o TD Waterhouse			until October 1998.		since May 1977;
100 Wall Street					Director of
New York, NY 10005					Sixty Split Corp.
since March 2001;
Age 66					Director of George
Weston Limited
since May 2000;
and Director of
RSplit II Corp.
since May 2002.

LAWRENCE J. TOAL	Director	Since	President and Chief Executive Officer of Dime	11	Director of
		12/12/95	Bancorp, Inc. from January 1997 through February		(USA), Inc.
c/o TD Waterhouse			2002 and Chairman, President, and Chief Executive
100 Wall Street			Officer of The Dime Savings Bank of New York, FSB
New York, NY 10005			from January 1997 to February 2002.

Age 67

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant, rendering	11	Director of
	and Director	12/12/95	investment management, tax and estate planning		CRT Properties,
c/o TD Waterhouse			services to individual clients, and strategic planning		Inc.
100 Wall Street			advice to corporate clients since 1989.
New York, NY 10005

Age 73

70	71

Term of
		Office with the	Principal
	Position(s)	Fund and	Occupation(s)
Name, Address	Held with	Length of	During Past
And Age	the Fund	Time Served†	5 Years

Officers Who Are Not Directors††††

GEORGE O. MARTINEZ	President	Since	Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson.
	and	9/19/02
c/o BISYS Fund Services	Chief
100 Summer Street, Suite 1500	Executive
Boston, MA 02110	Officer

Age 45

CHRISTOPHER SALFI	Treasurer	Since	Since January 1998, Fund Accounting Director – SEI Investments.
	and	3/6/03
c/o SEI Investments	Chief
One Freedom Valley Drive	Financial
Oaks, PA 19456	Officer

Age 40

RICHARD H. NEIMAN	Chief Legal	Since	Since August 1995, Executive Vice President, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Investor Services, Inc.
	Officer	6/10/03
c/o TD Waterhouse
100 Wall Street
New York, NY 10005

Age 54

MICHAEL A. HILL	Acting	Since	Since April 2004, Paralegal at BISYS Fund Services; from October 1999 through April 2004, Paralegal at Brown Rudnick Berlack Israels LLP.
	Secretary	10/8/04
c/o BISYS Fund Services
100 Summer Street, Suite 1500
Boston, MA 02110

Age 38

MICHELE R. TEICHNER	Chief Compliance Officer,	Since	Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997; and since June 2004, Chief Compliance Officer for TD Waterhouse Asset Management, Inc.
	Vice President	11/2/99
c/o TD Waterhouse	and
100 Wall Street	Assistant
New York, NY 10005	Secretary

Age 45

THOMAS J. TEXTOR	Vice President	Since	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief Compliance Officer of National Investor Services Corp.
	and	1/4/99
c/o TD Waterhouse	Assistant
100 Wall Street	Treasurer
New York, NY 10005

Age 46

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.	†††	Mr. Staudter is considered an “interested person” of the Fund under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of October 31, 2004. This does not include directorships held by a Director in the Fund Complex.	††††	Thomas Reyes was Vice President and Secretary of the Fund Complex from December 2003 through October 2004.

72	73

TDW #4080 Rev. 11/04	TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Item 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)Has at least one audit committee financial expert serving on its audit committee; or

(ii)Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)(2)The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal, who are each “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2003 - $78,000
2004 - $83,000

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 - $0
2004 - $0

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.
2003 - $28,000
2004 - $32,375

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 - $0
2004 - $0

     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants, the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provides ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2003 – 0%
2004 – 0%

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2003 - $0
2004 - $0

     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.Not applicable.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        TD Waterhouse Family of Funds, Inc.

By (Signature and Title)* /s/ George O. Martinez                           George O. Martinez, President

Date        12/9/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George O. Martinez                           George O. Martinez, President

Date        12/9/04

By (Signature and Title)* /s/ Christopher Salfi                                Christopher Salfi, Treasurer

Date        12/9/04

* Print the name and title of each signing officer under his or her signature.